Goldman Sachs Trust

INSTITUTIONAL LIQUID ASSETS

                    . Prime Obligations Portfolio

                    . Money Market Portfolio

                    . Government Portfolio

                    . Treasury Obligations Portfolio

                    . Treasury Instruments Portfolio

                    . Federal Portfolio

                    . Tax-Exempt Diversified Portfolio

                    . Tax-Exempt California Portfolio

                    . Tax-Exempt New York Portfolio

                                                                         Goldman
                                                                           Sachs
ANNUAL REPORT
December 31, 1997

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


--------------------------------  --------------------------------
Dear Shareholders:

  We welcome this opportunity to provide you with a summary of the trends and key events that affected the economy and the Goldman Sachs Institutional Liquid Assets (ILA) Portfolios in 1997. It was another strong year for the funds, during which time all of the portfolios outperformed or performed in line with their respective IBC Financial Data, Inc. averages. Assets in the ILA Portfolios totaled $9.1 billion as of December 31, 1997.

1997 IN REVIEW
  Over the first quarter, the U.S. economy demonstrated significant strength, with no sign of slowing. Employment data pointed to continued growth as unemployment rates dropped, average hourly earnings rose and real consumer spending surged. In March, in a show of concern over the pace of economic growth, the Federal Reserve chose to raise short-term rates by 25 basis points. When all was said and done, first quarter's real gross domestic product (GDP) posted a robust 4.9% increase--although this was attributed to an increase in inventories, typically a precursor of slower growth.

  Economic data early in the second quarter, including New Home Sales, the Employment Cost Index (ECI), GDP and durable goods, continued to point to ongoing momentum in the economy. By June, there was no overwhelming evidence that the economy had slowed to a sustainable growth pace. Nevertheless, Fed officials seemed impressed with a slowdown in the pace of broad price measures, and opted to maintain a neutral stance. Early third-quarter data initially suggested that any slowdown perceived by the Fed represented a modified correction from the first quarter's rapid growth, not the onset of a weaker trend. However, as the quarter progressed, subdued inflationary pressures and a slower pace of economic growth further lowered the probability that Fed officials would tighten monetary policy in the months that remained in 1997.

  In the final months of the fiscal year, financial turmoil in Asia's equity markets spilled into the U.S. However, a number of factors, including Federal Reserve Chairman Alan Greenspan's testimony and U.S. investors' overall reaction to the market, quickly restored confidence that the U.S. market would not suffer a significant downturn. Not surprisingly, at its November meeting, the Fed chose to leave monetary policy on hold. As the fourth quarter drew to a close, central bankers continued to be torn between their anxiety over excessively rapid demand growth and rising wages on the domestic front and their worries that the Asian crisis could spread to new regions and have a negative impact on U.S. output and earnings prospects. Consequently, Fed officials chose to maintain their "wait-and-see" stance on monetary policy and await future market developments.

HISTORICAL YIELD CURVE (LIBOR)

   [THE FOLLOWING TABLE WAS REPRESENTED BY A GRAPH IN THE PRINTED MATERIAL]

                Maturity             Yield
                (months)        1996      1997
                --------        ----      ----
                    1           5.50%     5.72%
                    3           5.56%     5.81%
                    6           5.60%     5.84%
                    9           5.69%     5.91%
                   12           5.79%     5.97%

The Federal funds rate began the year at 5.25% and ended the year at 5.50%. The slope of the LIBOR yield curve steepened significantly over the course of the year. By the end of 1997, the spread between one- and 12-month LIBOR moved to plus 25 basis points.

Source: Goldman Sachs Fixed Income Database, reflecting London Interbank Offered Rate (LIBOR).

STRATEGY

  Taxable. The portfolios began the fiscal period with a short laddered structure intended to be advantageous in the event of a steepening yield curve. In March, the

--------------------------------  --------------------------------

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS (continued)

--------------------------------------  --------------------------------------






--------------------------------------  --------------------------------------
Fed's decision to tighten led us to extend the portfolios' weighted average maturities. Despite a market rally over the next several months, we maintained these longer weighted average maturities due to a benign inflationary environment and a "wait-and-see" Fed. In the second half of the fiscal year, a period of Fed inactivity caused us to slightly extend the portfolios' durations to the upper end of the neutral range in seeking to capture incremental yield. We maintained this stance throughout November and December.

  Tax-Exempt. Early in the year, the tax-exempt money market portfolios assumed defensive weighted average maturities, as we anticipated higher short-term rates in the near future. As expected, this scenario played itself out in March when the Fed tightened, and was magnified in April when larger than expected tax payments caused the market to back up further. During the second half of the year, we began to extend the weighted average maturities of the portfolios as the likelihood of further Fed tightening faded.

SUMMARY FOR ILA PORTFOLIOS INSTITUTIONAL UNITS* AS OF 12/31/97

                                          SEC
                                         7-DAY  SEC 7-DAY 30-DAY  WEIGHTED AVG.
                                        CURRENT EFFECTIVE AVERAGE   MATURITY
ILA PORTFOLIOS                           YIELD    YIELD    YIELD     (DAYS)
--------------                          ------- --------- ------- -------------
Prime Obligations......................  5.40%    5.55%    5.38%        50
Money Market...........................  5.49     5.64     5.43         41
Government.............................  5.35     5.50     5.31         45
Treasury Obligations...................  5.33     5.47     5.26         35
Treasury Instruments...................  5.13     5.26     5.15         39
Federal................................  5.45     5.60     5.40         41
Tax-Exempt Diversified.................  3.72     3.79     3.48         49
Tax-Exempt California..................  3.49     3.55     3.24         46
Tax-Exempt New York....................  3.61     3.68     3.38         43

*ILA offers three separate classes of units (Institutional, Administration and Service), each of which is subject to different fees and expenses that affect performance and entitle shareholders to different services. The Administration and Service units offer financial institutions the opportunity to receive a fee for providing administrative support services. The Administration units pay 0.15% plus 0.10% from the adviser for a total of 0.25%. The Service units pay 0.40% plus 0.10% from the adviser for a total of 0.50%. Furthermore, in addition to these classes, Prime Obligations offers Class B and Class C shares, which are subject to a distribution fee and an authorized dealer service fee and may be subject to contingent deferred sales charges. Performance reflects fee waivers and expense reimbursements. Had fees not been waived or expense reimbursed, performance would be reduced. Past performance is no guarantee of future resulted. Yield will vary. An investment in any one of the ILA Portfolios is neither insured nor guaranteed by the U.S. Government nor is there any assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share. More complete information, including management fees and expenses, is included in the ILA Portfolios' prospectus or may be obtained by calling Goldman Sachs Funds at 1-800-621-2550.

DOMESTIC CREDIT TRENDS POSITIVE

  Domestic credit quality in 1997 continued its positive trend. It was the third consecutive year of extraordinary stock market growth and record mergers and acquisitions. It was the seventh straight year of growth for the U.S. economy, with high employment, low inflation and relatively stable, low interest rates. U.S. corporations and financial institutions reported strong earnings as a result of the strong economic environment, as well as from previous cost-cutting and consolidation moves.

  The improvement in credit strength was broad-based, except in the consumer credit sector, which continued its downward trend. Consumer bankruptcy filings set another record high of 1.3 million cases in 1997. Credit card loan delinquencies, however, began to stabilize by the end of the year. These consumer credit problems had a negative impact on the financial sector, including serious problems in the sub-prime auto lending industry. The Credit Department's experienced team of financial institutions analysts closely monitored consumer credit quality trends.

--------------------------------------------------------------------------------


---------------------------------------  ---------------------------------------
THE CREDIT PICTURE ABROAD: ASIA IN TROUBLE, EMU ON COURSE

  The international credit environment in 1997 was dominated by the Asian financial crisis and the apparent resolution of European Monetary Union's (EMU) likely course. Thailand's forced currency devaluation in July set off a financial fire that found ample fuel in the region's highly leveraged economies. Even higher rated securities were affected; for example, Hong Kong weathered various shocks flowing from Southeast Asia. At the time this report was written, there were no Asian-issued holdings in any of the ILA money market portfolios.

  In Europe, the second half of the year presented a more positive picture than the first part of the year. A "euroland" of 11 countries now appears on track, with almost every government producing better than expected fiscal results and unexpectedly strong economies. Yields and asset prices have begun to achieve a measure of convergence across the Continent, while the rating agencies have begun to clarify their (differing) approaches to creditworthiness under the euro. Just as important, political resistance to EMU has been effectively controlled despite stubbornly high unemployment. The combination of Europe's improving performance and the U.S.'s continuing robust health has helped to mute the broader contagion effects from Asia so far, though such effects may become more potent if Asia's trouble continues well into 1998.

  The year ahead will likely be more difficult for the domestic economy, with the uncertain outlook in Europe and Asia. The Goldman Sachs Credit Department, with its analysts based in London, Tokyo, Frankfurt and New York, as well as extensive technological assets and credit expertise, will continue to anticipate and monitor global developments and apply its conservative credit standards to the money market portfolios.

OUTLOOK AND STRATEGIES FOR 1998

  The pivotal factor in the U.S. economic outlook for 1998 is the tug of war between the trade drag from Asia and the strength of the domestic economy. Asia will most likely dominate the first half of the year while the tight U.S. labor market is likely to have an impact in the second half of the year.

  This view is dependent upon the behavior of the U.S. stock market, which has boosted spending in both households and businesses in recent years. A decline in the stock market could hurt consumer spending and keep the Fed on hold throughout the year.

  Providing there are no new disturbances relative to the Asian markets or domestic financial asset prices, we anticipate that the Fed will hold off on making policy changes for some time to come. With no signs of inflation and the U.S. dollar ever stronger with respect to foreign markets, Chairman Greenspan and the Fed have good reason to "wait and see" how events unfold overseas before making any decisions that could prove destabilizing in the short-term and whose long-term impact would be uncertain.

  With the Fed on hold for the near-term, we expect to position the portfolios with neutral weighted average maturities. However, a steepening yield curve would give us the incentive to extend the weighted average maturities on all portfolios, as any Fed tightening in 1998 is likely to be modest.

  In closing, we thank you for your support and for making 1997 a year of record assets for the ILA money market portfolios. As in the past, we will continue to look for additional ways to improve our services, while seeking to provide you with competitive performance. We welcome your suggestions and questions, and look forward to another strong year in 1998.

Sincerely,

/s/ Kaysie Uniacke
Kaysie Uniacke
Portfolio Manager
February 2, 1998


---------------------------------------  ---------------------------------------

Statement of Investments
--------------------------------------------------------------------------------
ILA PRIME OBLIGATIONS PORTFOLIO
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal              Interest                        Maturity                        Amortized
  Amount                  Rate                            Date                             Cost
---------------------------------------------------------------------------------------------------
COMMERCIAL PAPER AND CORPORATE OBLIGATIONS--29.3%
BANK HOLDING COMPANIES
Bankers Trust Securities Corp.
$10,000,000               5.67%                         06/09/98                       $  9,749,575
BUSINESS CREDIT INSTITUTIONS
General Electric Cap Corp.
 20,000,000               5.69                          02/12/98                         19,867,233
 20,000,000               5.67                          03/13/98                         19,776,350
COMMERCIAL BANKS
CP Trust Certificates Series 1996-1
 35,000,000               6.22(a)                       03/30/98                         35,000,000
HOME BUILDERS
First Data Corp.
 15,000,000               5.63                          06/16/98                         14,610,592
PHH Corp.
 25,000,000               5.60                          01/30/98                         24,887,222
LIFE INSURANCE
Metlife Funding Inc.
 30,000,000               5.68                          01/23/98                         29,895,867
RECEIVABLE/ASSET FINANCINGS
Ciesco LP
 23,000,000               5.55                          01/23/98                         22,921,992
SECURITY AND COMMODITY BROKERS, DEALERS AND SERVICES
Bear Stearns Companies, Inc.
 30,000,000               5.62                          01/29/98                         29,868,867
 10,000,000               5.71                          02/17/98                          9,925,714
Merrill Lynch & Co., Inc.
 10,000,000               5.97                          08/14/98                         10,000,000
Morgan Stanley Dean Witter, Inc.
 10,000,000               5.69                          02/23/98                          9,916,231
 20,000,000               5.74                          03/11/98                         19,779,967
 20,000,000               5.64                          06/01/98                         19,526,867
Smith Barney Holdings, Inc.
 10,000,000               5.70                          02/11/98                          9,935,083
---------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS                                       $285,661,560
---------------------------------------------------------------------------------------------------
BANK NOTES--13.0%
Bank of Boston, N.A.
$20,000,000               5.75%                         02/17/98                       $ 20,000,000
 10,000,000               5.99                          08/13/98                         10,000,000
 10,000,000               5.97                          10/21/98                         10,000,000
Comerica Bank Detroit
 15,000,000               6.00                          03/27/98                         14,994,334

 Principal               Interest                       Maturity                      Amortized
  Amount                   Rate                           Date                           Cost
-------------------------------------------------------------------------------------------------
BANK NOTES (CONTINUED)
FCC National Bank
$20,000,000                6.01%(a)                     07/06/98                     $ 19,997,080
Huntington National Bank
 12,000,000                5.82                         11/13/98                       11,996,023
Morgan Guaranty Trust Co.
 15,000,000                6.02                         03/25/98                       14,996,809
Wachovia Bank, N.A.
 25,000,000                5.60                         01/12/98                       25,000,000
-------------------------------------------------------------------------------------------------
TOTAL BANK NOTES                                                                     $126,984,246
-------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES(A)--46.1%
American Express Centurion Bank
$ 5,000,000                5.93%                        01/20/98                     $  5,000,000
  5,000,000                5.95                         01/13/98                        5,000,000
  5,000,000                5.97                         01/08/98                        5,000,000
Bank One Columbus, N.A.
 25,000,000                5.55                         01/06/98                       24,992,895
Bank One Texas
 25,000,000                5.55                         01/06/98                       24,990,422
Comerica Bank Detroit
 15,000,000                5.88                         01/15/98                       14,997,060
 20,000,000                5.90                         01/15/98                       19,998,703
Commonwealth Life Insurance Co.
 35,000,000                5.86                         01/01/98                       35,000,000
 20,000,000(c)             5.86                         09/04/98                       20,000,000
Corestates Bank, N.A.
 20,000,000                5.93                         01/02/98                       20,000,000
  5,000,000                5.96                         01/06/98                        5,000,000
FCC National Bank
 10,000,000                5.74                         01/28/98                        9,995,574
 20,000,000                6.16                         01/28/98                       19,996,658
First Bank, N.A.
 35,000,000                5.86                         01/21/98                       34,993,214
 15,000,000                5.87                         01/21/98                       14,996,964
First Union Corporation
 40,000,000                6.06                         02/24/98                       40,015,359
Merrill Lynch & Co., Inc.
 10,000,000                5.65                         01/05/98                        9,999,711
 10,000,000                5.94                         01/13/98                        9,999,620
 10,000,000                5.96                         01/12/98                        9,999,627
New York Life Insurance
 10,000,000                5.89                         03/03/98                       10,000,000

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                      Amortized
  Amount                 Rate                         Date                           Cost
------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (CONTINUED)
Pacific Mutual Life Insurance Co.
$25,000,000              5.66%                      01/01/98                     $ 25,000,000
PNC Bank, N.A.
 25,000,000              5.89                       01/09/98                       24,990,381
 10,000,000              5.91                       01/09/98                        9,999,874
Southtrust Bank of Alabama, N.A.
 40,000,000              5.91                       01/02/98                       39,996,167
SMM Trust Series 1997-x
 10,000,000              6.00                       01/12/98                       10,000,000
------------------------------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND NOTES                                                 $449,962,229
------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--11.3%
Bankers Trust Securities Corp.
$25,000,000              5.78%                      06/18/98                     $ 25,000,000
 15,000,000              5.79                       06/18/98                       15,000,000
Chase Manhattan Bank U.S.A.
 25,000,000              5.64                       01/14/98                       25,000,000
Chase Manhattan Bank, N.A.
 15,000,000              5.75                       02/17/98                       15,000,000
Morgan Guaranty Trust Co.
 15,000,000              5.91                       03/19/98                       14,998,790
Regions Bank
 15,000,000              6.00                       03/18/98                       14,999,401
------------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                                    $109,998,191
------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT--0.2%
Joint Repurchase Agreement Account(d)
$ 2,000,000              6.40%                      01/02/98                     $  2,000,000
------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT                                                       $  2,000,000
------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                $974,606,226(b)
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(a) Variable rate security-base index is either U.S. Treasury Bill, one or three month LIBOR, one month commercial paper, Federal Funds, or Prime lending rate.
(b) The amount stated also represents aggregate cost for federal income tax purposes.
(c) When-issued security.
(d) Portions of these securities are being segregated for when-issued securities.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest date for floating rate securities, or the prerefunded date for those type of securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA MONEY MARKET PORTFOLIO
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost
-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER AND CORPORATE OBLIGATIONS--34.5%
BANK HOLDING COMPANIES
BUSINESS CREDIT INSTITUTIONS
General Electric Capital Corp.
$40,000,000            5.55%                        01/20/98                     $   39,882,833
COMMERCIAL BANKS
CP Trust Certificates Series 1996-1
 20,000,000            6.22(a)                      03/30/98                         20,000,000
ELECTRIC COMPANIES
Mitsui & Co U.S.A.
 15,000,000            5.65                         01/26/98                         14,941,146
FOREIGN BANKS
Banca Crt Financial Corp.
 14,000,000            6.05                         02/12/98                         13,901,183
 11,600,000            6.05                         02/13/98                         11,516,174
  6,000,000            6.05                         02/17/98                          5,952,608
 17,000,000            6.05                         02/24/98                         16,845,725
BCI Funding Corporation
 10,000,000            5.52                         01/09/98                          9,987,733
Cades
 20,000,000            5.63                         05/29/98                         19,537,089
  5,000,000            5.68                         06/10/98                          4,873,778
Cariplo Finance
 10,000,000            5.65                         01/08/98                          9,989,014
Credit Suisse First Boston
 25,000,000            5.52                         01/08/98                         24,973,167
 11,000,000            5.70                         01/15/98                         10,975,617
Rose One
 15,000,000            5.73                         02/27/98                         14,863,913
Unifunding Inc.
 25,000,000            5.52                         01/05/98                         24,984,667
RECEIVABLE/ASSET FINANCINGS
Dakota Certificates
 20,000,000            5.53                         01/05/98                         19,987,711
Delaware Funding
 13,724,000            5.69                         02/20/98                         13,615,542
Enterprise Funding Corporation
 10,636,000            5.72                         01/22/98                         10,600,511
Windmill Funding
 25,000,000            5.65                         01/23/98                         24,913,681
 10,000,000            5.70                         02/25/98                          9,912,917

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost
-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER AND CORPORATE OBLIGATIONS (CONTINUED)
SECURITY AND COMMODITY BROKERS, DEALERS AND SERVICES
Bear Stearns Companies, Inc.
$25,000,000            5.62%                        01/29/98                     $   24,890,722
 10,000,000            5.71                         02/17/98                          9,925,453
Morgan Stanley Dean Witter, Inc.
 25,000,000            5.69                         02/23/98                         24,790,576
Smith Barney Holdings, Inc.
 10,000,000            5.70                         02/11/98                          9,935,082
-----------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS                                 $  391,796,842
-----------------------------------------------------------------------------------------------
BANK NOTES--2.0%
Huntington National Bank
$ 3,000,000            5.82%                        11/13/98                     $    2,999,006
Morgan Guaranty Trust Co.
 10,000,000            5.93                         08/31/98                          9,997,465
Westpac Banking Corp., New York
 10,000,000            5.97                         03/23/98                          9,998,301
-----------------------------------------------------------------------------------------------
TOTAL BANK NOTES                                                                 $   22,994,772
-----------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - FOREIGN EURODOLLAR--3.8%
Norinchukin Bank, London
$ 8,000,000            6.27%                        01/20/98                     $    8,000,063
Sanwa Bank Limited, London
 10,000,000            6.12                         01/14/98                         10,000,036
 25,000,000            5.79                         01/26/98                         25,000,171
-----------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT - FOREIGN
 EURODOLLAR                                                                      $   43,000,270
-----------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - YANKEEDOLLAR--14.5%
Bank of Tokyo Mitsubishi, New York
$12,000,000            6.00%                        01/14/98                     $   12,000,000
Canadian Imperial Bank of Commerce, New York
 15,500,000            5.94                         03/17/98                         15,499,086
Credit Agric Indosuez, New York
 15,000,000            5.95                         08/13/98                         14,995,601
Landesbank Hessen Thuringen, New York
 20,000,000            5.93                         06/30/98                         19,988,598

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal               Interest                     Maturity                       Amortized
  Amount                   Rate                         Date                            Cost
-------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - YANKEEDOLLAR (CONTINUED)
Norinchukin Bank, New York
$22,000,000              5.73%                        01/05/98                     $   22,000,000
 15,000,000              5.68                         01/07/98                         15,000,025
Rabobank Nederland, New York
 35,000,000              6.07                         03/26/98                         34,996,924
  5,000,000              6.05                         03/27/98                          4,998,667
Royal Bank of Canada, New York
 10,000,000              5.81                         06/03/98                         10,000,000
Societe Generale, New York
  5,000,000              5.91                         10/15/98                          4,997,745
 10,000,000              5.91                         10/20/98                          9,992,736
-------------------------------------------------------------------------------------------------
                                                                                   $  164,469,382
TOTAL CERTIFICATES OF DEPOSIT - YANKEEDOLLAR
-------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES(A)--41.3%
Abbey National
$50,000,000              5.86%                        01/15/98                     $   49,982,361
ABN/AMRO Bank, New York
 11,000,000              6.17                         01/02/98                         10,999,034
American Express Centurion Bank
  5,000,000              5.93                         01/20/98                          5,000,000
  5,000,000              5.95                         01/13/98                          5,000,000
  5,000,000              5.97                         01/08/98                          5,000,000
Bank One Columbus, N.A.
 25,000,000              5.55                         01/06/98                         24,992,895
Bayerische Landesbank
 35,000,000              5.84                         01/26/98                         34,986,872
Comerica Bank Detroit
 20,000,000              5.88                         01/15/98                         19,996,080
 17,500,000              5.90                         01/05/98                         17,498,865
Commonwealth Life Insurance Co.
 25,000,000(c)           5.86                         09/04/98                         25,000,000
Corestates Bank, N.A.
 20,000,000              5.95                         01/05/98                         20,000,000
  5,000,000              5.96                         01/06/98                          5,000,000
Dauphin Deposit Bank & Trust
 10,000,000              5.66                         02/04/98                          9,997,713

 Principal               Interest                     Maturity                       Amortized
  Amount                   Rate                         Date                            Cost
-------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (CONTINUED)
Den Danske Bank, New York
$15,000,000              5.92%                        01/26/98                     $   14,999,302
 25,000,000              5.93                         01/15/98                         24,998,618
FCC National Bank
 10,000,000              5.74                         01/28/98                          9,995,574
 30,000,000              6.16                         01/02/98                         29,994,986
First Bank, N.A.
 15,000,000              5.87                         01/21/98                         14,996,964
JP Morgan & Co., Inc.
 10,000,000              5.64                         06/19/98                          9,735,233
Merrill Lynch & Co., Inc.
 10,000,000              5.94                         01/13/98                          9,999,620
 10,000,000              5.96                         01/12/98                          9,999,627
Morgan Stanley Dean Witter, Inc.
 15,000,000(c)           5.54                         01/15/99                         14,998,577
New York Life Insurance
 10,000,000              5.89                         03/03/98                         10,000,000
PNC Bank, N.A.
 15,000,000              5.89                         01/28/98                         14,994,229
 10,000,000              5.91                         01/09/98                          9,999,874
SMM Trust Series 1997-x
 10,000,000              6.00                         01/12/98                         10,000,000
Societe Generale, New York
  5,000,000              6.19                         01/02/98                          4,999,667
Southtrust Bank of Alabama, N.A.
 20,000,000              5.91                         01/02/98                         19,998,083
U.S. Bank, N.A.
 15,000,000              6.21                         03/18/98                         15,035,848
 10,000,000              6.24                         03/10/98                         10,024,395
-------------------------------------------------------------------------------------------------
                                                                                   $  468,224,417
TOTAL VARIABLE RATE DEMAND NOTES
-------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--2.2%
Chase Manhattan Bank U.S.A.
$25,000,000              5.64%(a)                     01/14/98                     $   25,000,000
-------------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                                      $   25,000,000
-------------------------------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA MONEY MARKET PORTFOLIO (continued)
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal            Interest                   Maturity                     Amortized
  Amount                Rate                       Date                          Cost
---------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT--2.8%
Joint Repurchase Agreement Account(d)
$32,000,000           6.40%                      01/02/98                   $   32,000,000
---------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT                                                  $   32,000,000
---------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                           $1,147,485,683(b)
---------------------------------------------------------------------------------------------

(a) Variable rate security-base index is either U.S. Treasury Bill, one or three month LIBOR, one month commercial paper, Federal Funds, or Prime lending rate.
(b) The amount stated also represents aggregate cost for federal income tax purposes.
(c) When-issued security.
(d) Portions of these securities are being segregated for when-issued securities.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those type of securities.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.
                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA GOVERNMENT PORTFOLIO
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal               Interest                       Maturity                        Amortized
   Amount                  Rate                           Date                             Cost
---------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--49.9%
Federal Farm Credit Bank
$  8,000,000             5.45%                          03/03/98                       $  7,992,123
  50,000,000             5.80(a)                        04/14/98                         49,987,517
  15,000,000             5.70                           12/01/98                         14,985,535
  12,000,000             5.65(c)                        01/04/99                         11,982,600
Federal Home Loan Bank
   8,000,000             5.67                           03/10/98                          7,996,769
  25,000,000             5.79                           03/18/98                         24,996,196
   6,485,000             5.71                           10/01/98                          6,483,512
Federal Home Loan Mortgage Corp.
   8,000,000             5.72                           03/17/98                          7,997,870
  18,000,000             5.77(a)                        03/20/98                         17,996,380
Federal National Mortgage Association
  75,000,000             5.59(a)                        01/15/98                         74,998,275
  10,000,000             5.79                           03/25/98                          9,995,584
  23,000,000             6.02                           04/15/98                         22,993,119
  10,000,000             5.89                           05/21/98                          9,996,836
Student Loan Marketing Association
   8,200,000             5.79                           09/16/98                          8,200,937
---------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                               $276,603,253
---------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--52.2%
CIBC Oppenheimer, Dated 12/31/97, Repurchase Price $25,009,028 (Total
 Collateral Value $25,504,324 consisting of U.S. Treasury Notes: 6.50%-
 6.625%, 07/31/01-08/15/05)
$ 25,000,000             6.50%                          01/02/98                       $ 25,000,000
Deutsche Morgan Grenfell, Dated 12/31/97, Repurchase Price $25,009,444
 (Total Collateral Value $25,500,784 consisting of FNMA: 02/02/98-02/11/00;
 U.S. Treasury Bills: 01/29/98-04/30/98; U.S. Treasury Bond: 11.75%,
 02/15/01; U.S. Treasury Notes: 5.875%-7.75%, 02/28/99-05/15/07; U.S.
 Treasury Stripped Interest only Securities: 11/15/01-08/15/05)
  25,000,000             6.80                           01/02/98                         25,000,000
Goldman, Sachs & Co., Dated 12/10/97, Repurchase Price $25,356,250 (FNMA:
 $25,500,000, 6.50%, 08/01/02)
  25,000,000             5.70                           03/09/98                         25,000,000

 Principal              Interest                     Maturity                      Amortized
   Amount                 Rate                         Date                           Cost
-------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
Lehman Brothers Inc., Dated 12/31/97, Repurchase Price $25,009,167 (Total
 Collateral Value $25,502,919 consisting of FHLMC Pool: 7.0%-9.5%,
 06/01/02-07/01/27)
$ 25,000,000            6.60%                        01/02/98                     $ 25,000,000
Morgan Stanley & Co., Dated 10/28/97, Repurchase Price $50,700,000 (Total
 Collateral Value $51,230,758 consisting of FHLMC Pool: 5.5%-8.5%,
 01/01/99-12/01/27)
  50,000,000            5.60                         01/26/98                       50,000,000
Nomura Securities International Inc., Dated 12/31/97, Repurchase Price
 $25,009,583 (FNMA: $25,553,189, 6.57%, 06/20/02)
  25,000,000            6.90                         01/02/98                       25,000,000
Joint Repurchase Agreement Account(d)
 114,300,000            6.40                         01/02/98                      114,300,000
-------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                       $289,300,000
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                 $565,903,253(b)
-------------------------------------------------------------------------------------------------

(a) Variable rate security-base index is either Federal Funds, Prime lending rate, or one month LIBOR
(b) The amount stated also represents aggregate cost for federal income tax purposes.
(c) When-issued security.
(d) Portions of these securities are being segregated for when-issued securities.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest date for floating rate securities, or the prerefunded date for those type of securities.

The percentages shown for each investment category reflects the value of the investments in that category as a percentage of total net assets.
                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA TREASURY OBLIGATIONS PORTFOLIO
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal               Interest                       Maturity                        Amortized
   Amount                  Rate                           Date                             Cost
---------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--15.8%
United States Treasury Notes
$ 10,000,000               7.25%                        02/15/98                       $ 10,018,359
  15,000,000               6.13                         03/31/98                         15,009,143
  39,000,000               7.88                         04/15/98                         39,205,303
  15,000,000               6.25                         07/31/98                         15,045,683
  10,000,000               4.75                         08/31/98                          9,934,688
  15,000,000               5.88                         10/31/98                         15,018,861
   5,000,000               5.75                         12/31/98                          5,001,085
  20,000,000               5.88                         01/31/98                         20,040,523
---------------------------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                                        $129,273,645
---------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--84.3%
Bear Stearns Companies, Inc., Dated 12/31/97, Repurchase Price $35,012,153
 (U.S. Treasury Bill: $35,725,759, 01/02/98)
$ 35,000,000               6.25%                        01/02/98                       $ 35,000,000
BZW Securities, Dated 12/31/97, Repurchase Price $35,012,882 (U.S. Treasury
 Note: $35,700,057, 5.875%, 11/15/99)
  35,000,000               6.63                         01/02/98                         35,000,000
C.S. First Boston Corp., Dated 12/31/97, Repurchase Price $30,419,042 (Total
 Collateral Value $30,636,345 consisting of U.S. Treasury Interest Only
 Stripped Securities: 02/15/99-08/15/06)
  30,000,000               5.65                         03/10/98                         30,000,000
CIBC Oppenheimer, Dated 12/31/97, Repurchase Price $35,012,639 (Total
 Collateral Value $35,700,652 consisting of U.S. Treasury Notes: 6.0%-7.0%,
 08/15/00-07/15/06)
  35,000,000               6.50                         01/02/98                         35,000,000
Deutsche Morgan Grenfell, Dated 12/31/97, Repurchase Price $35,013,222
 (Total Collateral Value $35,700,788 consisting of U.S. Treasury Notes:
 5.75%-7.25%, 2/28/99-5/15/06; U.S. Treasury Stripped Interest only
 Security: 2/15/02)
  35,000,000               6.80                         01/02/98                         35,000,000
Goldman, Sachs & Co., Dated 12/31/97, Repurchase Price $35,012,639 (U.S.
 Treasury Note: $35,700,065, 5.625%, 11/30/99)
  35,000,000               6.50                         01/02/98                         35,000,000
JP Morgan Securities, Inc., Dated 12/31/97, Repurchase Price $35,012,153
 (U.S. Treasury Note: $36,312,500, 6.25%, 02/28/02)
  35,000,000               6.25                         01/02/98                         35,000,000
Lehman Brothers Inc., Dated 12/31/97, Repurchase Price $35,012,542 (U.S.
 Treasury Note: $35,698,470, 5.625%, 11/30/99)
  35,000,000               6.45                         01/02/98                         35,000,000

 Principal              Interest                     Maturity                      Amortized
   Amount                 Rate                         Date                           Cost
-------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
Merrill Lynch Government Securities, Inc., Dated 12/31/97, Repurchase
 Price $35,012,639 (Total Collateral Value $35,702,260 consisting of U.S.
 Treasury Stripped Interest only Securities: 08/15/03-05/15/04)
$ 35,000,000              6.50%                      01/02/98                     $ 35,000,000
Morgan Stanley & Co., Dated 12/31/97, Repurchase Price $35,012,153 (U.S.
 Treasury Note: $35,704,378, 5.125%, 03/31/98)
  35,000,000              6.25                       01/02/98                       35,000,000
Nomura Securities International, Inc., Dated 12/31/97, Repurchase Price
 $35,014,097 (U.S. Treasury Note: $35,014,097, 6.0%, 06/30/99)
  35,000,000              7.25                       01/02/98                       35,000,000
UBS Securities, Inc., Dated 12/31/97, Repurchase Price $35,012,736
 (U.S. Treasury Note: $38,368,750 7.875%, 08/15/01)
  35,000,000              6.55                       01/02/98                       35,000,000
Joint Repurchase Agreement Account
 275,500,000              6.40                       01/02/98                      275,500,000
-------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                       $690,500,000
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                 $819,773,645(a)
-------------------------------------------------------------------------------------------------

(a) The amount stated also represents aggregate cost for federal income tax purposes.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.
                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA TREASURY INSTRUMENTS PORTFOLIO
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal              Interest                     Maturity                      Amortized
   Amount                 Rate                         Date                           Cost
-------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--98.8%
U.S. Treasury Bills
$ 90,900,000              5.19%                      01/22/98                     $ 90,624,800
   5,000,000              4.95                       02/12/98                        4,971,125
  11,300,000              5.10                       02/12/98                       11,232,765
  13,400,000              5.12                       02/12/98                       13,319,957
U.S. Treasury Notes
 175,000,000              5.00                       01/31/98                      174,901,395
  25,000,000              5.63                       01/31/98                       24,995,265
 150,000,000              7.25                       02/15/98                      150,299,338
  70,000,000              5.13                       02/28/98                       69,940,374
  75,000,000              7.88                       04/15/98                       75,492,375
  25,000,000              5.13                       04/30/98                       24,969,978
  75,000,000              6.00                       05/31/98                       75,125,148
-------------------------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                                   $715,872,520
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                 $715,872,520(a)
-------------------------------------------------------------------------------------------------

(a) The amount stated also represents aggregate cost for federal income tax purposes.

The percentages shown for each category reflect the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------
                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA FEDERAL PORTFOLIO
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal              Interest                      Maturity                   Amortized
   Amount                 Rate                          Date                        Cost
---------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--102.9%
Federal Farm Credit Bank
$ 50,000,000                 5.53%(a)                 01/02/98                 $   49,999,898
  59,000,000                 5.40                     01/02/98                     58,991,150
  75,000,000(c)              5.50(a)                  01/04/98                     75,000,000
  15,000,000                 5.73                     01/06/98                     14,988,063
  10,000,000                 5.60                     01/08/98                      9,989,111
  19,820,000                 5.58                     01/14/98                     19,780,063
  25,000,000                 5.65                     01/15/98                     24,945,069
   5,000,000                 5.45                     01/16/98                      4,988,646
  17,000,000            5.45-5.77                     01/21/98                     16,947,283
  14,000,000                 5.45                     01/22/98                     13,955,492
  11,600,000                 5.48                     01/26/98                     11,555,856
  20,000,000                 5.58                     01/30/98                     19,910,100
  24,000,000                 5.62                     01/30/98                     23,891,347
  50,000,000                 5.53(a)                  01/30/98                     49,985,210
 210,000,000                 5.50(a)                  02/02/98                    210,000,000
  21,300,000            5.53-5.65                     02/02/98                     21,260,165
  10,000,000                 5.62                     02/09/98                      9,939,117
  34,945,000                 5.49                     02/11/98                     34,726,705
  64,000,000                 5.60                     02/18/98                     63,522,133
  45,000,000                 5.56                     03/02/98                     44,583,000
  45,000,000                 5.45                     03/03/98                     44,955,764
  11,636,000                 5.59                     03/12/98                     11,509,523
 100,000,000(d)              6.05                     05/01/98                     99,992,295
  10,000,000                 5.49                     06/15/98                      9,748,375
  20,000,000                 5.75                     09/11/98                     19,987,523
  30,000,000                 5.70                     12/01/98                     29,971,069
Federal Home Loan Bank
  50,600,000            4.90-5.72                     01/02/98                     50,592,782
  50,000,000                 5.73                     01/06/98                     49,960,208
  42,590,000                 5.55                     01/07/98                     42,550,604
  43,000,000                 5.67                     01/14/98                     42,911,958
 134,805,000            5.44-5.50                     01/16/98                    134,498,642
 101,800,000            5.50-5.75                     01/21/98                    101,476,749
  95,131,000            5.48-5.65                     02/11/98                     94,535,437
 146,100,000            5.48-5.65                     02/13/98                    145,134,333
  80,510,000            5.50-5.65                     02/18/98                     79,912,846
  15,000,000                 5.61                     03/04/98                     14,855,075
  25,000,000                 5.67                     03/10/98                     24,989,903
 116,000,000                 5.79(a)                  03/18/98                    115,982,351
  46,100,000            5.37-5.52                     04/01/98                     45,466,858
 125,000,000                 5.82(a)                  04/14/98                    124,973,996
  20,000,000                 5.59                     04/22/98                     19,655,283
  50,000,000                 5.77                     07/07/98                     49,975,070
  50,000,000                 5.74(a)                  09/17/98                     49,972,088

  Principal          Interest                  Maturity               Amortized
    Amount             Rate                      Date                   Cost
-------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
Federal Home Loan Bank (continued)
  $ 75,000,000             5.75%(a)             10/02/98           $    74,956,136
    30,000,000             5.70                 10/23/98                29,977,936
Student Loan Marketing Association
    25,000,000             5.10                 01/02/98                24,996,458
    60,000,000        5.47-5.48                 01/27/98                59,762,714
    20,000,000             5.79                 09/16/98                20,012,372
Tennessee Valley Authority
    64,700,000             5.48                 01/13/98                64,581,815
    25,000,000             5.58                 02/05/98                24,864,375
    15,000,000             5.47                 02/10/98                14,908,833
    25,000,000             5.51                 02/20/98                24,808,681
    25,000,000             5.57                 02/24/98                24,791,125
    50,000,000             5.57                 03/09/98                49,481,681
    15,000,000             5.57                 03/11/98                14,839,863
    50,000,000             5.58                 03/13/98                49,449,750
    30,000,000             5.57                 03/20/98                29,637,950
-------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                           $ 2,689,636,828
-------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATION--0.2%
U.S. Treasury Bill
  $  5,300,000             5.12%                02/12/98            $    5,268,342
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                   $2,694,905,170(b)
-------------------------------------------------------------------------------------

(a) Variable rate security-base index is either U.S. Treasury Bill, one or three month LIBOR, Federal Funds, Prime lending rate, or 30 day discount note rate.
(b) The amount stated also represents aggregate cost for federal income tax purposes.
(c) When-issued security.
(d) Portions of these securities are being segregated for when-issued securities.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those type of securities.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets
                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                         Amortized
  Amount                  Rate                           Date                             Cost
---------------------------------------------------------------------------------------------------
ALABAMA--5.8%
Columbia IDB PCRB for Alabama Power Co. Series 1996 A (A-1/VMIG1)
$17,800,000             4.80%                          01/02/98                       $  17,800,000
Columbia IDB PCRB for Alabama Power Co. Series 1995 B (A-1/VMIG1)
 21,700,000             4.80                           01/07/98                          21,700,000
Homewood RB for Samford University (Bank of Nova Scotia LOC)
 (A-1+/MIG1)
 30,800,000             4.80                           01/02/98                          30,800,000
Mobile County IDA PCRB for M&T Chemicals Series 1984
 (Bankers Trust Company LOC)(A1)
  3,000,000             4.275                          01/07/98                           3,000,000
Mobile IDA PCRB for Alabama Power Series 1993A(A-1/VMIG1)
  8,600,000             4.10                           01/07/98                           8,600,000
Montgomery Special Care RB Series 1994 A (Amsouth Bank LOC) (VMIG1)
  6,720,000             4.20                           01/07/98                           6,720,000
---------------------------------------------------------------------------------------------------
                                                                                      $  88,620,000
---------------------------------------------------------------------------------------------------
ARKANSAS--1.2%
Crossett PCRB for Georgia Pacific Corp. Series 1991
 (Suntrust Bank LOC)(AA3)
$ 9,500,000             4.20%                          01/07/98                       $   9,500,000
Union County PCRB Series 1988 for Great Lakes Chemical(A-1+)
  9,000,000             4.25(c)                        01/07/98                           9,000,000
---------------------------------------------------------------------------------------------------
                                                                                      $  18,500,000
---------------------------------------------------------------------------------------------------
CALIFORNIA--2.0%
California School Cash Reserve Program, 1997 Pool Bonds Series A (Ambac
 Assurance Corporation)(SP-1+/MIG1)
$ 6,000,000             4.75%                          07/02/98                       $   6,025,469
Los Angeles County, 1997-98 TRANS, Series A(SP-1+/MIG1)
 24,500,000             4.50                           06/30/98                          24,576,245
---------------------------------------------------------------------------------------------------
                                                                                      $  30,601,714
---------------------------------------------------------------------------------------------------
COLORADO--1.2%
Colorado Health Facilities Authority Series 1992 C(A-1+/VMIG1)
$ 5,400,000             4.15%                          01/07/98                       $   5,400,000
Denver Airport System Subordinate RB Series 1997 B (Westdeutsche Landesbank
 Girozentrale)(A-1+/VMIG1)
 13,000,000             4.10                           01/07/98                          13,000,000
---------------------------------------------------------------------------------------------------
                                                                                      $  18,400,000
---------------------------------------------------------------------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--1.3%
District of Columbia VRDN ACES for Georgetown University Series 1988 B
 Bayerische LandesBank Girozentrale LOC (A-1+/VMIG1)
$ 6,875,000             3.80%                          01/07/98                       $  6,875,000
District of Columbia VRDN ACES for Georgetown University Series 1988 C(A-
 1+/VMIG1)
  5,100,000             3.80                           01/07/98                          5,100,000
District of Columbia VRDN ACES for Georgetown University Series 1988 E(A-
 1+/VMIG1)
  1,100,000             3.80                           01/07/98                          1,100,000
HFA MF Hsg. for Mclean Gardens South Apartments VRDN (Sumitomo Bank
 LOC)(VMIG1)
  7,000,000             4.35                           01/07/98                          7,000,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 20,075,000
--------------------------------------------------------------------------------------------------
FLORIDA--2.4%
Florida Pooled Commercial Paper Notes Series A (First Union National Bank
 of Florida)(A-1/P-1)
$27,445,000             3.90%                          01/14/98                       $ 27,445,000
Putnam County Development Authority VRDN PCRB For Seminole Electric Series
 1984 H CFC (A-1+/P-1)
  9,000,000             3.85                           01/07/98                          9,000,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 36,445,000
--------------------------------------------------------------------------------------------------
GEORGIA--13.8%
Albany Dougherty PCRB for Philip Morris Company(A-1/P-1)
$17,000,000             3.90%                          01/07/98                       $ 17,000,000
Albany Dougherty PCRB Series 1991 for Georgia Power Co.(VMIG1)
  2,120,000             4.20                           01/07/98                          2,120,000
Atlanta Water & Sewer RB Eagle Tax-exempt Trust Class A Series 1997
 (Financial Guaranty Insurance Company)(A1+C)
 10,500,000             4.27                           01/07/98                         10,500,000
Bartow County PCRB for Georgia Power Co. Series 1997 (VMIG1)
 29,000,000             4.80                           01/07/98                         29,000,000
Burke County PCRB for Georgia Power Co. Fifth Series 1995 (MIG1)
  5,100,000             5.05                           01/02/98                          5,100,000
Burke County PCRB for Georgia Power Co. 1st Series 1992 (VMIG1)
 12,425,000             4.20                           01/07/98                         12,425,000
Burke County PCRB for Georgia Power Co. Eighth Series 1994
 (A-1/VMIG1)
  1,600,000             5.05                           01/02/98                          1,600,000

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO (continued)
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
GEORGIA (CONTINUED)
Burke County PCRB for Georgia Power Co. Ninth Series 1994
 (A-1/VMIG1)
$11,200,000             5.05%                          01/02/98                       $ 11,200,000
Burke County PCRB for Oglethorpe Power Corp. Series 1993A (FGIC)(A-1+)
  7,350,000             3.65                           01/07/98                          7,350,000
Cobb County Institute of Nuclear Operations Inc. VRDN for Georgia Power Co.
 (Suntrust Bank LOC)(AA3)
  5,525,000             4.20                           01/07/98                          5,525,000
Cobb County Power Operations Inc. Georgia Power Co. 1st Series 1991
 (Trust Company Bank LOC)(VMIG1)
  8,330,000             4.20                           01/07/98                          8,330,000
Columbus Hospital Authority RB for St. Francis Hospital
 (Suntrust Bank LOC)(VMIG1)
  7,350,000             4.20                           01/07/98                          7,350,000
Coweta County PCRB Series 1996 for Georgia Power Co.(A-1/VMIG1)
  1,600,000             5.05                           01/02/98                          1,600,000
Dekalb County Hospital Authority RB Series 1993 B
 (Suntrust Bank LOC)(MIG1)
  5,200,000             4.20                           01/07/98                          5,200,000
DeKalb County IDA VRDN for Siemens Energy and Automation Inc. (P-1)
  3,750,000             4.25                           01/07/98                          3,750,000
Floyd County PCRB for Georgia Power Co. 1st Series 1996(A-1/VMIG1)
  1,500,000             5.05                           01/02/98                          1,500,000
Fulco Hospital Authority Series 1992 Revenue Anticipation Certificates
 (Suntrust Bank LOC)(A-1+)
  7,100,000             4.20                           01/07/98                          7,100,000
Georgia Municipal Gas Authority RB Series A (Credit Suisse First
 Boston/Morgan Guaranty/Bayerische Landesbank Girozentrale/Wachovia Bank
 National Association/ABN Amro Bank) (A-1+)
 19,500,000             3.65                           01/07/98                         19,500,000
Georgia Municipal Gas Authority RB Series B (Credit Suisse First
 Boston/Morgan Guaranty/Bayerische Landesbank Girozentrale/Wachovia Bank
 National Association)(A-1+)
 16,700,000             3.65                           01/07/98                         16,700,000
Heard County PCRB for Georgia Power Co. 1st Series 1996 (A-1/VMIG1)
  1,800,000             5.05                           01/02/98                          1,800,000
Henry County Georgia IDA PCRB Series 1993 for Georgia Pacific Corp.
 (Suntrust Bank LOC) (AA3)
  4,000,000             4.20                           01/07/98                          4,000,000

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
Meag Project One Subordinated Bonds Series 1985 A (Credit Suisse First
 Boston/Morgan Guaranty Trust Co./Bayerische Landesbank Girozentrale)(A-
 1+/VMIG1)
  5,000,000             3.80                           05/12/98                          5,000,000
Meag Project One Subordinated Bond Series 1994 E (ABN Amro
 Bank) (A-1+/VMIG1)
$14,100,000             3.85%                          01/07/98                       $ 14,100,000
Monroe County IDA PCRB 1st Series 1997 A(A-1/VMIG1)
  2,000,000             5.05                           01/02/98                          2,000,000
Municipal Electric Authority of Georgia Subordinate General Resolution
 Series 1985 B (Credit Suisse/Morgan Guaranty/Bayerische Landesbank
 Girozentrale LOC)(A-1+/VMIG1)
  8,145,000             3.65                           01/07/98                          8,145,000
Savannah Economic Development Authority PCRB VRDN for Savannah Electric &
 Power(A-1/VMIG1)
  4,085,000             4.20                           01/07/98                          4,085,000
--------------------------------------------------------------------------------------------------
                                                                                      $211,980,000
--------------------------------------------------------------------------------------------------
IDAHO--0.7%
Idaho Health Facilities for Holy Cross Health Systems(A-1/VMIG1)
$10,000,000             4.15%                          01/07/98                       $ 10,000,000
--------------------------------------------------------------------------------------------------
ILLINOIS--9.5%
Belleville IDA for Weyerhaeuser Company Series 1993(A-1)
$ 1,800,000             4.20%                          01/07/98                       $  1,800,000
Chicago GO Tender Notes Series 1997 (Morgan Stanley LOC) (A-1+/VMIG1)
 38,000,000             3.65                           02/05/98                         37,997,088
Cook County GO Variable Rate Bonds Series 1996(A-1+/VMIG1)
 50,700,000             3.70                           01/07/98                         50,700,000
Illinois Health Facilities Authority VRDN (First National Bank of
 Chicago)(A-1+/VMIG1)
  3,000,000             3.80                           01/07/98                          3,000,000
Illinois Health Facilities Authority 1990 VRDN for Central Dupage Hospital
 (Rabobank Nederland LOC)(VMIG1)
  4,710,000             5.10                           01/02/98                          4,710,000
Illinois Health Facilities Authority VRDN Series 1985 C Revolving Fund
 Pooled Finance Program (First National Bank of Chicago LOC)
 (A-1+/VMIG1)
 13,575,000             3.80                           01/07/98                         13,575,000
Illinois Health Facilities Authority VRDN Series 1985 D Revolving Fund
 Pooled Finance Program (First National Bank of Chicago LOC)
 (A-1+/VMIG1)
  8,300,000             3.80                           01/07/98                          8,300,000

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                         Amortized
  Amount                  Rate                           Date                             Cost
---------------------------------------------------------------------------------------------------
ILLINOIS (CONTINUED)
Illinois Health Facilities Authority VRDN for Elmhurst Memorial Hospital
 (VMIG1)
$ 9,200,000             5.15%                          01/02/98                       $   9,200,000
Illinois Health Facilities Authority VRDN for Northwest Community Hospital
 Series 1995(A-1+/MIG1)
  1,700,000             4.15                           01/07/98                           1,700,000
Sauget PCRB VRDN Series 1992 (Monsanto)(P-1)
  3,300,000             3.80                           01/07/98                           3,300,000
Societe Generale Municipal Securities Trust Receipts For Chicago Midway
 Airport RB Series 1996 A (MBIA)(A1+C)
 12,000,000             4.25                           01/07/98                          12,000,000
---------------------------------------------------------------------------------------------------
                                                                                      $ 146,282,088
---------------------------------------------------------------------------------------------------
INDIANA--4.6%
Fort Wayne Hospital Authority VRDN Series 1985 D (Bank of America
 LOC)(VMIG1)
$ 1,180,000             3.65%                          01/07/98                       $   1,180,000
Fort Wayne Parkview Memorial Hospital VRDN Series 1985 B (Bank of America)
 (VMIG1)
 15,700,000             4.15                           01/07/98                          15,700,000
Fort Wayne Parkview Memorial Hospital VRDN Series 1985 C (Bank of
 America)(VMIG1)
  7,655,000             3.65                           01/07/98                           7,655,000
Gary RB for U.S. Steel Corp. Series 1986 (Bank of New York)(A-1+/P-2)
 20,000,000             3.90                           02/18/98                          20,000,000
Indiana Health Facility Hospital RB(A-1+/VMIG1)
 16,800,000             3.65                           01/07/98                          16,800,000
Schererville Economic Development VRDN Series 1983 for Avery International
 Corp. Project (Bankers Trust LOC)(A1)
  4,000,000             4.28                           01/07/98                           4,000,000
Warrick County PCRB for Aluminum Company of America Series 1992(A-1)
  5,000,000             4.25                           01/07/98                           5,000,000
---------------------------------------------------------------------------------------------------
                                                                                      $  70,335,000
---------------------------------------------------------------------------------------------------
IOWA--2.5%
Chillicothe PCRB for Midwest Power Systems Series 1993 A
 (A-1/VMIG1)
$   900,000             3.85%                          01/07/98                       $     900,000
Louisa County PCRB for Iowa-Illinois Gas & Electric Co./Midamerican Energy
 Co. Series 1986 A(A-1)
 15,400,000             4.00                           01/07/98                          15,400,000

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
IOWA (CONTINUED)
Muscatine County VRDN for Monsanto Corp. Series 1992(P-1)
$ 1,000,000             3.80%                          01/07/98                       $  1,000,000
Salix PCRB VRDN for Midwest Power Systems Inc. Series 1993 (A-1/VMIG1)
 21,795,000             3.85                           01/07/98                         21,795,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 39,095,000
--------------------------------------------------------------------------------------------------
KENTUCKY--2.3%
Calvert VRDN for Air Products and Chemicals Inc. Project Series 1993 B (A-
 1)
$ 1,000,000             4.20%                          01/07/98                       $  1,000,000
Kentucky Turnpike Authority Refunding Bonds 1987A Series 1997 Fr/ri-17
 (Financial Security Assurance Inc.)(A-1+/VMIG1)
  5,000,000             3.90                           01/07/98                          5,000,000
Mason County Floating/Fixed Rate PCRB for East Kentucky Power Facility
 Series 1984 B (National Rural Utilities Cooperative Finance Corp.)(A-1+/P-
 1)
 14,350,000             3.85                           01/07/98                         14,350,000
Mason County Variable/Fixed Rate PCRB Pooled for East Kentucky Power
 (CFC)(A-1+/P-1)
  5,650,000             3.85                           01/07/98                          5,650,000
Trimble County PCRB for Louisville Gas and Electric Co. Series 1996 A(A-
 1+/VMIG1)
 10,000,000             3.85                           02/12/98                         10,000,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 36,000,000
--------------------------------------------------------------------------------------------------
LOUISIANA--0.9%
Ascension Parish PCRB for Vulcan Materials Co. Series 1996
 (A-1+/VMIG1)
$ 8,200,000             3.80%                          01/07/98                       $  8,200,000
Parish of Iberville VRDN for Air Products and Chemicals Inc. Project
 Series 1992 (A-1)
  6,200,000             4.20                           01/07/98                          6,200,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 14,400,000
--------------------------------------------------------------------------------------------------
MASSACHUSETTS--1.1%
Massachusetts Bay Transportation Authority VRDN Series 1984 A(A-1+)
$ 4,200,000             3.75%                          03/01/98                       $  4,200,000
Massachusetts Health & Education Authority Eagle Tax-exempt Trust for
 Harvard University Series 972104(A1+C)
 12,500,000             4.27                           01/07/98                         12,500,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 16,700,000
--------------------------------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO (continued)
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                         Amortized
  Amount                  Rate                           Date                             Cost
---------------------------------------------------------------------------------------------------
MICHIGAN--1.1%
Michigan Job Development Authority for Mazda Motor Manufacturing VRDN
 (Sumitomo Bank LOC)(VMIG1)
$11,100,000             4.65%(c)                       01/07/98                       $  11,100,000
State of Michigan GO Notes(SP-1+/MIG1)
  6,000,000             4.50                           09/30/98                           6,032,697
---------------------------------------------------------------------------------------------------
                                                                                      $  17,132,697
---------------------------------------------------------------------------------------------------
MINNESOTA--1.2%
Becker PCRB for Northern States Power Co. Series 1992 A (A-1+/VMIG1)
$ 8,000,000             3.70%                          04/08/98                       $   8,000,000
Minnesota Education Facility Authority for Carleton College(VMIG1)
  4,175,000             3.65                           01/07/98                           4,175,000
White Bear Lake IDA Series 1993 for Weyerhaeuser Co.(A-1)
  6,800,000             4.20                           01/07/98                           6,800,000
---------------------------------------------------------------------------------------------------
                                                                                      $  18,975,000
---------------------------------------------------------------------------------------------------
MISSISSIPPI--1.0%
Canton IDRB Series 1995 for Levi Strauss & Co. (Bank of America LOC)(A1+)
$10,000,000             3.65%                          01/07/98                       $  10,000,000
Grenada County Refunding RB VRDN for Georgia Pacific Corp. Series 1994
 (Sumitomo Bank LOC)(A1)
  5,000,000             4.50                           01/07/98                           5,000,000
---------------------------------------------------------------------------------------------------
                                                                                      $  15,000,000
---------------------------------------------------------------------------------------------------
MISSOURI--1.6%
Kansas City Cloversett IDA MF Hsg. RB Series 1988 VRDN (Boatmen's Bank of
 Kansas City LOC)(A-1+)
$ 8,635,000             4.35%(c)                       01/07/98                       $   8,635,000
Missouri Health & Education Facility Authority VRDN (MBIA)(A-1+)
 10,500,000             3.70                           01/07/98                          10,500,000
Monsanto Corporation State Environmental Improvement and Energy Resources
 Authority Series 1993 (Monsanto)(P-1)
  5,000,000             3.80                           01/07/98                           5,000,000
---------------------------------------------------------------------------------------------------
                                                                                      $  24,135,000
---------------------------------------------------------------------------------------------------
NEVADA--2.0%
Clark County VRDN for Nevada Airport System Series 1993A (MBIA)(A-1+/VMIG1)
$30,700,000             3.65%(b)                       01/07/98                       $  30,700,000
---------------------------------------------------------------------------------------------------

 Principal              Interest                       Maturity                         Amortized
  Amount                  Rate                           Date                             Cost
---------------------------------------------------------------------------------------------------
NEW JERSEY--1.9%
New Jersey TRANS Series 1998A(A-1+/P-1)
$20,000,000               3.75%                        03/11/98                       $  20,000,000
  9,300,000               3.75                         05/08/98                           9,300,000
---------------------------------------------------------------------------------------------------
                                                                                      $  29,300,000
---------------------------------------------------------------------------------------------------
NEW MEXICO--1.2%
Albuquerque RB for Sisters of Charity Series 1992(A-1+/VMIG1)
$ 6,000,000               4.15%                        01/07/98                       $   6,000,000
New Mexico TRANS Series 1997(SP-1+/VMIG1)
 13,000,000               4.50                         06/30/98                          13,040,075
---------------------------------------------------------------------------------------------------
                                                                                      $  19,040,075
---------------------------------------------------------------------------------------------------
NEW YORK--4.6%
Brentwood Union Free School District Tax Anticipation Notes of 1997(MIG1)
$ 5,000,000               4.25%                        06/30/98                       $   5,009,923
New York City GO RANS Fiscal 1998 Series A (National Westminster Bank
 /Morgan Guaranty Trust/Bayerische Landesbank Girozentrale/ Westdeutsche
 Landesbank Girozentrale/Societe Generale/Landesbank LOC)(A-1+/MIG1)
 31,000,000               4.50                         06/30/98                          31,105,347
New York City Health & Hospitals Corporation, Health System Bonds, 1997
 Series B(Canadian Imperial Bank of Commerce)(A-1+/VMIG1)
  6,800,000               3.55                         01/07/98                           6,800,000
New York City Water Finance Authority CP Series 5 Lob A (Bayerische
 Landesbank Girozentrale/Westdeutsche Landesbank Girozentrale/Landesbank
 Hessen-thueringen Girozentrale)
 (A-1+/P-1)
 15,000,000               3.80                         03/24/98                          15,000,000
New York State Floating Rate Trust Receipts Series 1997(VMIG1)
 10,125,000               4.00                         01/07/98                          10,125,000
New York State Housing Finance Agency for Normandie Court Housing RB Series
 1987 A (Fleet Bank LOC)(VMIG1)
  1,000,000               4.00                         01/07/98                           1,000,000
New York State Triborough Bridge & Tunnel Authority VRDN Series 1994
 (FGIC)(A-1+/VMIG1)
  1,000,000               3.55                         01/07/98                           1,000,000
---------------------------------------------------------------------------------------------------
                                                                                      $  70,040,270
---------------------------------------------------------------------------------------------------
NORTH CAROLINA--0.3%
Rockingham County IDA PCRB Series 1992 for Philip Morris Company(A-1/P-1)
$ 3,960,000               4.00%                        01/07/98                       $   3,960,000
---------------------------------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost
-----------------------------------------------------------------------------------------------
OHIO--2.9%
Franklin County Hospital RB for Holy Cross Health System Series 1995(A-
 1+/VMIG1)
$17,500,000            4.15%                        01/07/98                     $   17,500,000
Hamilton County Adjustable Rate Hospital Facilities RB Series 1997 B for
 The Health Alliance of Greater Cincinnati (MBIA)(A-1+/VMIG1)
 26,675,000            3.70(c)                      01/07/98                         26,675,000
-----------------------------------------------------------------------------------------------
                                                                                 $   44,175,000
-----------------------------------------------------------------------------------------------
OKLAHOMA--0.7%
Muskogee PCRB for Oklahoma Gas and Electric Co. Series 1997 A(A-1+/VMIG1)
$10,000,000            3.90%                        01/07/98                     $   10,000,000
-----------------------------------------------------------------------------------------------
OREGON--0.7%
Clackamas County Hospital TRB Series 1984(A-1+)
$ 4,110,000            3.75%                        04/01/98                     $    4,110,000
Lane County PCRB VRDN for Weyerhaeuser Company Series 1994
 (A-1)
  6,500,000            4.20(c)                      01/07/98                          6,500,000
-----------------------------------------------------------------------------------------------
                                                                                 $   10,610,000
-----------------------------------------------------------------------------------------------
PENNSYLVANIA--3.1%
Pennsylvania GO Bond Eagle Tax Exempt Trust Class A Series 1994 (AMBAC)(A-
 1+C)
$14,400,000            4.27%                        01/07/98                     $   14,400,000
Pennsylvania TRANS Series 1997-1998(SP-1+/MIG1)
 27,000,000            4.50                         06/30/98                         27,096,053
Philadelphia School District TRANS Series 1997- 98
 (Commerzbank)(SP-1+/MIG1)
  6,000,000            4.50                         06/30/98                          6,017,947
-----------------------------------------------------------------------------------------------
                                                                                 $   47,514,000
-----------------------------------------------------------------------------------------------
SOUTH CAROLINA--0.7%
York County Floating/Fixed Rate PCRB Pooled Series 1984-North Carolina
 Electric Membership Corp. VRDN (CFC)(A-1+/MIG1)
$ 1,100,000            3.85%                        01/07/98                     $    1,100,000
  8,925,000            3.85                         01/07/98                          8,925,000
-----------------------------------------------------------------------------------------------
                                                                                 $   10,025,000
-----------------------------------------------------------------------------------------------
SOUTH DAKOTA--0.7%
Puttable Floating Option Receipts Series PT-73(A1+C)
$10,240,000            4.25%                        01/07/98                     $   10,240,000
-----------------------------------------------------------------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost
-----------------------------------------------------------------------------------------------
TEXAS--18.0%
Belton VRDN Series 1993 (Texas Commerce Bank LOC)(P-1)
$ 3,450,000            3.70%                        01/07/98                     $    3,450,000
Brazos Harbor IDA VRDN Series 1996 for Monsanto Company
 (P-1)
  3,500,000            3.80                         01/07/98                          3,500,000
Brazos River Authority PCRB Series 1994 for Monsanto Company
 (A-1/P-1)
  5,100,000            3.80                         01/07/98                          5,100,000
Brazos River Authority VRDN for Monsanto Company(P-1)
  5,300,000            3.80                         01/07/98                          5,300,000
Harris County Health Facility Development Adjustable RB for School of The
 Incarnate Word Series 1997 A(A-1+C/VMIG1)
 12,500,000            3.70                         03/13/98                         12,500,000
Harris County Hospital RB for Childrens Hospital Series 1989
 B-2(VMIG1)
 12,900,000            3.70                         01/07/98                         12,900,000
Houston GO CP Notes Series A(A-1+/P-1)
 25,000,000            3.75                         05/13/98                         25,000,000
Lower Colorado River Authority CP Notes Series C(A-1+/P-1)
  3,500,000            3.75                         05/15/98                          3,500,000
Nueces River IDA PCRB UPDATE Series 1984 for San Miguel (National Rural
 Utilities Cooperative Finance Corp.)(A-1+/VMIG1)
 50,700,000            3.70                         03/10/98                         50,700,000
San Antonio Electric & Gas Systems CP Notes Series A(A-1+/P-1)
 15,000,000            3.75                         01/15/98                         15,000,000
 11,000,000            3.75                         05/01/98                         11,000,000
  6,000,000            3.75                         05/26/98                          6,000,000
San Antonio Electric & Gas System Revenue & Refunding Bonds New Series
 1997 Sg 104 & Sg 105(A1+C)
 33,000,000            4.25                         01/07/98                         33,000,000
State of Texas TRANS CP Series 1997B(A-1+/P-1)
  5,000,000            3.70                         02/25/98                          5,000,000
Texas TRANS Series 1997 A(SP-1+/MIG1)
 75,600,000            4.75                         08/31/98                         76,038,639
Travis County Health Facilities Development Variable Rate RB for Charity
 Obligation Group Series 1997E(A-1+/VMIG1)
  5,100,000            3.65                         01/07/98                          5,100,000
Waco Health Facilities Development Co. Variable Rate RB for Charity
 Obligated Group Series 1997E(A-1+/VMIG1)
  4,200,000            3.65                         01/07/98                          4,200,000
-----------------------------------------------------------------------------------------------
                                                                                 $  277,288,639
-----------------------------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA TAX-EXEMPT DIVERSIFIED PORTFOLIO (continued)
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                       Amortized
  Amount                 Rate                         Date                            Cost
-----------------------------------------------------------------------------------------------
UTAH--0.3%
Utah State RB for University of Utah Series 1997A(A-1+/VMIG1)
$ 5,000,000            3.85%                        01/07/98                     $    5,000,000
-----------------------------------------------------------------------------------------------
VIRGINIA--8.5%
Chesapeake IDA PCRB for Virginia Electric & Power Co. Series 1985(A-1/P-1)
$22,000,000            3.80%                        03/10/98                     $   22,000,000
Chesterfield County IDA PCRB for Virginia Electric & Power Co. Series
 1985(A-1/P-1)
  8,000,000            3.85                         03/02/98                          8,000,000
Chesterfield County IDA PCRB for Virginia Electric & Power Co. Series
 1987A(A-1/P-1)
  5,000,000            3.80                         03/10/98                          5,000,000
Chesterfield County IDA PCRB for Virginia Electric & Power Co. Series 1987
 C(A-1)
  1,000,000            3.90                         02/10/98                          1,000,000
Chesterfield County PCRB for Virginia Electric & Power Co. Series 1985(A-
 1/P-1)
  5,200,000            3.90                         02/10/98                          5,200,000
Louisa PCRB for Virginia Electric & Power Co. Series 1984(A-1/P-1)
  3,700,000            3.95                         02/13/98                          3,700,000
  4,000,000            3.80                         02/26/98                          4,000,000
  4,000,000            3.80                         02/27/98                          4,000,000
  4,000,000            3.85                         03/17/98                          4,000,000
  4,000,000            3.85                         03/30/98                          4,000,000
Richmond VRDN Public Utility Revenue Notes Series A(A-1+/MIG1)
 14,000,000            4.20                         01/07/98                         14,000,000
Roanoke VRDN for Carilion Health Systems Hospital Series A (A-1+/VMIG1)
 33,700,000            4.10                         01/07/98                         33,700,000
Spotsylvania IDA PCRB Series 1993 for Carlisle Corp. (Suntrust Bank
 LOC)(AA3)
  6,500,000            4.20                         01/07/98                          6,500,000
York County IDA PCRB for Virginia Electric & Power Co. Series 1985(A-1)
  9,400,000            3.90                         02/09/98                          9,400,000
  5,600,000            3.80                         03/11/98                          5,600,000
-----------------------------------------------------------------------------------------------
                                                                                 $  130,100,000
-----------------------------------------------------------------------------------------------
WASHINGTON--2.1%
Port of Grays Harbor IDA VRDN for Weyerhaeuser Project Series 1992(A-1)
$ 1,000,000            4.20%                        01/07/98                     $    1,000,000
Port of Grays Harbor IDA VRDN for Weyerhaeuser Project Series 1993(A-1)
  5,850,000            4.20                         01/07/98                          5,850,000

 Principal            Interest                   Maturity                     Amortized
  Amount                Rate                       Date                          Cost
---------------------------------------------------------------------------------------------
WASHINGTON (CONTINUED)
Union Gap City IDA VRDN for Weyerhaeuser Project Series 1992
 (A-1)
  1,600,000           4.20                       01/07/98                        1,600,000
Washington Health Care Facilities Authority VRDN Series 1996 (Morgan
 Guaranty Trust LOC)(VMIG1)
$ 3,000,000           5.10%                      01/02/98                   $    3,000,000
Washington Public Power Supply Project Electric RB Series 1993-1A (Bank
 of America LOC)(A-1+/VMIG1)
  9,000,000           3.75                       01/07/98                        9,000,000
Washington Public Power Supply System RB Series 1993-1A-2 (Bank of
 America National Trust & Savings Association)(A-1+/VMIG1)
  9,300,000           3.75                       01/07/98                        9,300,000
Washington VRDN for Hutchinson Cancer Research Centre Series 1991 A
 (Morgan Guaranty Trust LOC)(VMIG1)
  3,160,000           5.10                       01/02/98                        3,160,000
---------------------------------------------------------------------------------------------
                                                                            $   32,910,000
---------------------------------------------------------------------------------------------
WISCONSIN--1.9%
State of Wisconsin Operating Notes Series 1997(SP-1+/MIG1)
$ 6,700,000           4.50%                      06/15/98                   $    6,720,268
Wisconsin Health & Educational Facilities Authority Variable Rate RB
 Series 1997 (Toronto Dominion Bank)(A-1+/VMIG1)
  7,000,000           4.10                       01/07/98                        7,000,000
Wisconsin Operating Notes Series 1997-2(SP 1+/MIG1)
 15,000,000           4.50                       06/15/98                       15,050,537
---------------------------------------------------------------------------------------------
                                                                            $   28,770,805
---------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                           $1,592,350,288(a)
---------------------------------------------------------------------------------------------

(a) The amount stated also represents aggregate cost for federal income tax purposes.
(b) When-issued security
(c) Portions of these securities are being segregated for when-issued securities.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those type of securities.

Security ratings are unaudited.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.
                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA TAX-EXEMPT CALIFORNIA PORTFOLIO
December 31, 1997
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
CALIFORNIA-98.2%
California GO CP (A-1/P-1)
$ 5,000,000               3.70%                        03/09/98                       $  5,000,000
  4,600,000               3.75                         03/13/98                          4,600,000
California Health Facilities Authority for Kaiser Permanente Series 1993 A
 RB(A-1+/VMIG1)
  2,000,000               3.45                         01/07/98                          2,000,000
California Health Facility Finance Authority RB Series 1990 A VRDN
 (Rabobank Nederland LOC)(A-1+/VMIG1)
  7,300,000               3.50                         01/07/98                          7,300,000
California PCRB for Pacific Gas & Electric Series 1996F (Banque Nationale
 de Paris LOC)(A-1)
 28,100,000               4.75                         01/02/98                         28,100,000
California Pollution Control Financing Authority for Pacific Gas & Electric
 TRB Series 1996E (Morgan Guaranty LOC)(A-1+)
  4,200,000               3.60                         03/02/98                          4,200,000
 10,000,000               3.65                         05/14/98                         10,000,000
California Pollution Control Financing Authority for Southern California
 Edison Adjustable TRB Series 1986 D(A-1/VMIG1)
  2,600,000               4.20                         01/02/98                          2,600,000
California Pollution Control Financing Authority for Southern California
 Edison TRB Series 1986 A(A-1/VMIG1)
 10,400,000               4.20                         01/02/98                         10,400,000
California Pollution Control Financing Authority for Southern California
 Edison TRB Series 1986 B(A-1/VMIG1)
  5,000,000               4.20                         01/02/98                          5,000,000
California Pollution Control Financing Authority for Southern California
 Edison TRB Series 1986 C(A-1/VMIG1)
  2,800,000               4.20                         01/02/98                          2,800,000
California Revenue Anticipation Notes Series 1997 (SP 1+/MIG1)
 10,000,000               4.50                         06/30/98                         10,031,007
California School Cash Reserve Program, 1997 Pool Bonds Series A(AMBAC)(SP
 1+/MIG1)
 14,900,000               4.75                         07/02/98                         14,965,638
California State Puttable Floating Option Receipts Series
 Pt-1001 (FGIC)(A-1+)
 18,870,000               4.20                         01/07/98                         18,870,000
California Statewide Communities Development Authority for Kaiser
 Foundation Hospital 1995 COPS(A-1+/MIG1)
  5,200,000               3.45                         01/07/98                          5,200,000
California Statewide Communities Development Authority Refunding RB Series
 1995(A-1+)
    700,000               3.45                         01/07/98                            700,000
California Statewide Communities Development Authority Refunding RB Series
 1995A-2(A-1+)
  8,000,000               3.45                         01/07/98                          8,000,000

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
CALIFORNIA (CONTINUED)
California Statewide Communities Development Authority Series 1995A-1(A-1+)
$14,200,000               3.45%                        01/07/98                       $ 14,200,000
City of Berkely TRANS Series 1997 (MIG1)
 14,500,000               4.25                         09/09/98                         14,540,294
City of Fresno MF Hsg. Revenue Refunding Bonds Series 1996 A (First
 Interstate Bank of California LOC)(VMIG1)
  3,315,000               3.65                         01/07/98                          3,315,000
City of Irwindale IDRB Series 1984 for Toys-R-Us VRDN (Bankers Trust
 LOC)(A1)
  2,000,000               4.28                         01/07/98                          2,000,000
City of Los Angeles VRDN MF Hsg. Museum Terrace-84H (Bank of America
 LOC)(VMIG1)
  4,000,000               3.65                         01/07/98                          4,000,000
City of Newport Beach Floating/Fixed Rate Health Facilities Memorial
 Hospital Facility VRDN(A-1+/VMIG1)
 10,050,000               5.00                         01/02/98                         10,050,000
City of Newport Beach VRDN RB Series 1996 B(A-1+)
  1,000,000               5.00                         01/02/98                          1,000,000
City of San Diego MF Hsg. for Lacima Apartments VRDN (Citibank LOC)(VMIG1)
 12,725,000               3.90                         01/07/98                         12,725,000
City of San Diego MF Hsg. for Nobel Court Apartments VRDN (Citibank
 LOC)(VMIG1)
 11,355,000               3.90                         01/07/98                         11,355,000
City of San Diego VRDN MF Hsg. RB Series 1985 (Swiss Bank LOC)(VMIG1)
 15,700,000               3.85                         01/07/98                         15,700,000
Contra Costa MF Hsg. for Lakeshore Apartments VRDN(A-1+)
  4,500,000               3.35                         01/07/98                          4,500,000
East Bay Municipal Utility District Water & Wastewater CP (A-1+/P-1)
  9,300,000               3.70                         04/08/98                          9,300,000
  6,000,000               3.65                         04/09/98                          6,000,000
Fremont MF Hsg. RB Series 1985 D (Krediet Bank LOC)(VMIG1)
 14,400,000               3.90                         01/07/98                         14,400,000
Huntington Beach City Monthly MF Hsg. VRDN Series 1985 A (Bank of America
 LOC)(VMIG1)
  7,500,000               4.00                         01/07/98                          7,500,000
Kings County Housing Authority MF Hsg. Refunding RB Series 1996 A (Wells
 Fargo) (VMIG1)
  6,655,000               3.65                         01/07/98                          6,655,000
Los Angeles County Metro TRANS Authority VRDN (MBIA)(A-1+/MIG1)
  8,095,000               3.85                         01/07/98                          8,095,000

Statement of Investments
--------------------------------------------------------------------------------
ILA TAX-EXEMPT CALIFORNIA PORTFOLIO (continued)
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
CALIFORNIA (CONTINUED)
Los Angeles Metro Transportation Authority CP Series A (National
 Westminster Bank Plc/Bayerische Vereinsbank Ag/Canadian Imperial Bank of
 Commerce)(A-1/P-1)
$10,000,000               3.70%                        04/22/98                       $ 10,000,000
Los Angeles TRANS Series 1997-98 A (SP 1+/MIG1)
 26,100,000               4.50                         06/30/98                         26,179,939
Los Angeles Unified School District TRANS Series 1997-98 A (SP 1+/MIG1)
  5,000,000               4.50                         10/01/98                          5,022,979
Los Angeles Unified School District Variable Rate Certificates of
 Participation (Belmont Learning Complex) 1997 Series A(Commerzbank
 AG)(VMIG1)
 10,000,000               3.40                         01/07/98                         10,000,000
Los Angeles Wastewater System CP Revenue Notes(Morgan Guaranty Trust
 Company of New York/Union Bank of Switzerland)(A-1+/P-1)
  4,000,000               3.80                         02/18/98                          4,000,000
MSR Public Power Agency RB Series 1997 D (MBIA)(A-1+/VMIG1)
 19,000,000               3.85                         01/07/98                         19,000,000
MSR Public Power Agency RB Series 1997 E (MBIA)(A-1+/VMIG1)
  5,000,000               3.85                         01/07/98                          5,000,000
Newport Beach VRDN RB Series 1996 A(A-1+)
  5,300,000               5.00                         01/02/98                          5,300,000
Newport Beach VRDN RB Series 1996 C For Hoag Memorial Hospital (A-1+)
 19,600,000               5.00                         01/02/98                         19,600,000
Northern California Power Agency Geothermal Project Number 3 Adjustable
 Rate RB Series 1996 A (AMBAC)(A-1+/VMIG1)
  8,500,000               3.35                         01/07/98                          8,500,000
Orange County Apartment Development for Seaside Meadow RB Series 1984C
 (Krediet Bank LOC)(A-1/VMIG1)
 24,000,000               3.90                         01/07/98                         24,000,000
Orange County Apartment Development Revenue Refunding Bonds, Larkspur
 Canyon Apartments Issue A of 1997(AAA)
  6,635,000               3.35                         01/07/98                          6,635,000
Palo Alto Unified School District Series 1997 Sga 53, Municipal Securities
 Trust Receipts(A-1+)
  9,830,000               3.60                         01/07/98                          9,830,000
Sacramento County 1990 COP Admin-Center Courthouse Project VRDN (Union Bank
 of Switzerland LOC)(A-1+/VMIG1)
  5,800,000               3.80                         01/07/98                          5,800,000
Sacramento County MF Hsg. Revenue Refunding Bonds for Stone Creek
 Apartments (FNMA) (A-1+)
  5,950,000               3.95                         01/07/98                          5,950,000
Sacramento County TRANS Series 1997 (SP 1+/MIG1)
  3,000,000               4.50                         09/30/98                          3,015,464

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                            Cost
-------------------------------------------------------------------------------------------------
CALIFORNIA (CONTINUED)
San Bernardino County VRDN--Woodview Apartments Series 1985 (Swiss Bank
 LOC)(VMIG1)
$ 6,500,000               3.85%                        01/07/98                       $ 6,500,000
San Diego City MF Hsg. Revenue Refunding Bonds, Series 1993E (Carmel Del
 Mar Apartments Project)(Citibank NA)(A-1+)
  3,000,000               4.00                         01/07/98                         3,000,000
San Diego County MF Hsg. for Country Hills VRDN (FNMA)(A-1+)
 10,100,000               3.40                         01/07/98                        10,100,000
San Francisco Redevelopment Agency VRDN MFH RB for Bayside Village Series
 1985 A (Industrial Bank of Japan Limited LOC) (VMIG1)
 10,000,000               4.25                         01/07/98                        10,000,000
San Leandro MF Hsg. VRDN Series 1985 B-Haas Avenue Apartments (Bank of
 America LOC)(VMIG1)
  3,900,000               3.65                         01/07/98                         3,900,000
San Diego County Sales Tax Revenue CP Series A(A-1+/P-1)
 10,800,000               3.80                         02/13/98                        10,800,000
  2,300,000               3.60                         03/02/98                         2,300,000
  3,000,000               3.75                         03/09/98                         3,000,000
Southern California Metropolitan Water District Revenue Refunding Bonds
 Series 1996 A (AMBAC)(A-1+/VMIG1)
  5,940,000               3.85                         01/07/98                         5,940,000
Southern California Public Power Authority 1991 Subordinated Revenue
 Refunding Bonds (AMBAC)(A-1+/VMIG1)
  9,100,000               3.35                         01/07/98                         9,100,000
Southern California Public Power Authority Power Project RB Series 1996 B
 (AMBAC)(A-1+/VMIG1)
  5,900,000               3.35                         01/07/98                         5,900,000
Southern California Public Power Authority Power Project RB Series 1996 C
 (AMBAC)(A-1+/VMIG1)
 12,300,000               3.35                         01/07/98                        12,300,000
Southern California Metro Water District CP Series A (A-1+/P-1)
  5,400,000               3.60                         03/12/98                         5,400,000
  2,000,000               3.70                         05/12/98                         2,000,000
Southern California Metro Water District CP Series B (A-1+/P-1)
 13,000,000               3.65                         04/09/98                        13,000,000
Triunfo Sanitation District VRDN Refunding RB Series 1994 (Banque
 Nationale de Paris LOC)(A-1)
  3,700,000               3.60                         01/07/98                         3,700,000
Tulare-Porterville Schools Finance Authority COPS (Union Bank of
 California LOC)(A-1/VMIG1)
  7,515,000               4.35                         01/07/98                         7,515,000
University of California CP, Series A (A-1+/P-1)
  2,400,000               3.60                         04/22/98                         2,400,000

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
                                         ILA TAX-EXEMPT
                                         NEW YORK PORTFOLIO
                                         December 31, 1997
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

 Principal             Interest                     Maturity                      Amortized
  Amount                 Rate                         Date                           Cost
------------------------------------------------------------------------------------------------
CALIFORNIA (CONTINUED)
University of California Trust Receipts Series 1997 D (MBIA)(VMIG1)
$10,905,000              3.80%                      01/07/98                      $10,905,000
------------------------------------------------------------------------------------------------
                                                                                 $580,695,321
------------------------------------------------------------------------------------------------
PUERTO RICO--1.3%
Commonwealth of Puerto Rico TRANS Series 1998A (SP 1+/MIG1)
$ 1,000,000              4.50%                      07/30/98                     $  1,004,555
Puerto Rico Government Development Bank CP (A-1+)
  3,200,000              3.65                       03/16/98                        3,200,000
  3,700,000              3.70                       05/13/98                        3,700,000
------------------------------------------------------------------------------------------------
                                                                                 $  7,904,555
------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                $588,599,876(a)
------------------------------------------------------------------------------------------------

(a) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings are unaudited.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
NEW YORK--94.8%
Brentwood Union Free School District TANS 1997(MIG1)
$ 3,250,000               4.25%                        06/30/98                       $  3,256,450
City of Yonkers IDA RB for Consumers (Credit Local De France LOC)(VMIG1)
  2,600,000               3.50                         01/02/98                          2,600,000
City of Yonkers IDA Series 1991 Civic Facility RB (Credit Local De France
 LOC)(VMIG1)
  2,800,000               3.50                         01/02/98                          2,800,000
Great Neck North Water Authority Water System RB Series 1993 A VRDN
 (FGIC)(A-1+/VMIG1)
  6,100,000               3.70                         01/07/98                          6,100,000
Guggenheim Foundation (West Deutsche/Landesbank Girozentrale LOC)(A-
 +/VMIG1)
  3,900,000               4.75                         01/02/98                          3,900,000
Metropolitan Museum of Art Variable Rate Interest Bonds (A-1+/VMIG1)
  1,485,000               3.50                         01/07/98                          1,485,000
Municipal Assistance Corporation for The City of New York, Series K,
 Subseries K-2 (Bayerische Landesbank Girozentrale LOC)(A-1+/VMIG1)
  4,700,000               3.55                         01/07/98                          4,700,000
Nassau County Combined Sewer Districts RB Series 1988A (MBIA)(AAA/AAA)
  1,355,000               6.70                         07/15/98                          1,402,495
Nassau County IDA Civic Facility RB Cold Spring Harbor Labs Series 1989
 VRDN (Morgan Guaranty Trust LOC)(A-1+)
    900,000               4.85                         01/02/98                            900,000
Nassau County RANS, Series B (SP-1/MIG1)
  5,000,000               4.50                         04/10/98                          5,008,419
Nassau County TANS, Series 1997C(SP-1)
  1,000,000               4.25                         12/22/98                          1,003,930
New York City GO Bonds Series 1994E (Morgan Guaranty Trust LOC)(A-1/VMIG1)
    200,000               5.00                         01/02/98                            200,000
New York City GO Fiscal 1995 Series B-6 (MBIA)(A-1+/VMIG1)
  2,100,000               5.00                         01/07/98                          2,100,000
New York City GO RANS Fiscal 1998 Series A (National Westminster
 Bank/Morgan Guaranty Trust/Bayerische Landesbank Girozentrale/Westdeutsche
 Landesbank Girozentrale/Societe Generale/Landesbank LOC)(A-1+/MIG1)
  3,000,000               4.50                         06/30/98                          3,010,088
New York City Health & Hospitals Corporation, Health System Bonds, 1997
 Series B (Canadian Imperial Bank of Commerce)(A-1+/VMIG1)
  7,500,000               3.55                         01/07/98                          7,500,000
New York City IDA--Civic Facility RB 1989 National Audubon Society, Inc.
 (Credit Local De France LOC)(A-1+)
  3,000,000               4.75                         01/02/98                          3,000,000

Statement of Investments
--------------------------------------------------------------------------------
ILA TAX-EXEMPT NEW YORK PORTFOLIO (continued)
December 31, 1997
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                            Cost
-------------------------------------------------------------------------------------------------
NEW YORK (CONTINUED)
New York City IDA for Columbia Grammar Prep School VRDN
 (Chase Manhattan Bank LOC)(A-1)
$ 3,200,000               3.60%                        01/07/98                       $ 3,200,000
New York City Municipal Water Finance Authority CP Notes Series 5 Lot B
 (Bayerische Landesbank Girozentrale/Westdeutsche Landesbank
 Girozentrale/Landesbank Hessen-thueringen Girozentrale)(A-1+/P-1)
  2,500,000               3.75                         04/13/98                         2,500,000
New York City Municipal Water Finance Authority CP Series 3 (Toronto
 Dominion Bank/Bank of Nova Scotia LOC)(A-1+/P-1)
  2,500,000               3.75                         02/26/98                         2,500,000
New York City Water Finance Authority CP Series 4 (Credit Suisse First
 Boston)(A-1+/P-1)
  1,000,000               3.70                         02/27/98                         1,000,000
New York City Puttable GO Bonds Fiscal 1995 Series D (MBIA)
 (VMIG1)
  3,800,000               4.15                         01/07/98                         3,800,000
New York City Trust for Cultural Resources American Museum of Natural
 History Adjustable Rate TRB VRDN (MBIA)(A-1+/VMIG1)
  1,000,000               3.55                         01/07/98                         1,000,000
New York State Energy Research & Development Authority PCRB for Brooklyn
 Union Gas Series 1997 A-1 (MBIA)(A-1+/VMIG1)
  2,000,000               3.70                         01/07/98                         2,000,000
New York State Energy Research & Development Authority for Long Island
 Lighting Co. VRDN (Toronto Dominion Bank LOC)
 (VMIG1)
  3,000,000               3.85                         01/07/98                         3,000,000
New York State Energy Research and Development Authority for Orange and
 Rockland Utilities Series 1995 A VRDN (AMBAC)(A-1+/VMIG1)
    400,000               3.55                         01/02/98                           400,000
New York State Energy Research & Development Authority PCRB for New York
 State Electric & Gas Series 1994 D (Union Bank of Switzerland LOC)(A-
 1+/VMIG1)
  2,800,000               5.00                         01/02/98                         2,800,000
New York State Energy Research & Development Authority PCRB Series A & B--
 Central Hudson Gas & Electric VRDN (Deutsche Bank LOC)(P-1)
  1,300,000               3.95                         01/07/98                         1,300,000
New York State Floating Rate Trust Receipts Series 1997(A-1C/VMIG1)
    300,000               4.00                         01/07/98                           300,000
New York State Housing Finance Agency for Normandie Court Housing RB
 Series 1987 A (Fleet Bank LOC)(VMIG1)
  4,800,000               4.00                         01/07/98                         4,800,000
New York State Local Government Assistance Series 1995 B VRDN (Bank of
 Nova Scotia LOC)(A-1+/VMIG1)
  3,000,000               3.55                         01/07/98                         3,000,000

Principal               Interest                       Maturity                        Amortized
Amount                    Rate                           Date                            Cost
-------------------------------------------------------------------------------------------------
NEW YORK (CONTINUED)
New York State Local Government Series C VRDN (Landesbank Hessen-
 Thueringen Girozentrale LOC)(A-1+/VMIG1)
$ 2,400,000               3.55%                        01/07/98                       $ 2,400,000
New York State Local Government Series G VRDN (National Westminster Bank
 LOC)(A-1+/VMIG1)
    300,000               3.55                         01/07/98                           300,000
New York State Local Government VRDN Series 1995 F (Toronto Dominion Bank
 LOC)(A-1+/VMIG1)
  1,100,000               3.50                         01/07/98                         1,100,000
New York State Medical Care Facility Financing Agency for Children's
 Hospital of Buffalo RB Series 1991 A (Barclays Bank LOC)(VMIG1)
  4,000,000               3.70                         01/07/98                         4,000,000
New York State Triborough Bridge & Tunnel Authority VRDN (FGIC)(A-
 1+/VMIG1)
  3,400,000               3.55                         01/07/98                         3,400,000
New York State Energy Research & Development Authority PCRB for New York
 State Electric & Gas Series 1985 A (Morgan Guaranty LOC)(A-1+)
  3,000,000               3.65                         03/15/98                         3,000,000
New York State Energy Research & Development Authority PCRB for Orange and
 Rockland Utilities Series 1994 A (Financial Guaranty Insurance
 Company)(A-1+/VMIG1)
    600,000               3.55                         01/07/98                           600,000
New York State Energy Research & Development Authority RB for Brooklyn
 Union Gas Series 1997 Series A-2 (MBIA) (A-1+/VMIG1)
  1,800,000               3.60                         01/07/98                         1,800,000
New York State Environmental Quality 1986 Variable Interest Rate GO Bonds
 Series 1997A(Bayerische Landesbank Girozentrale/Landesbank Hessen-
 Thueringen Girozentrale)(A-1+/VMIG1)
  2,000,000               3.70                         04/22/98                         2,000,000
  3,000,000               3.70                         05/26/98                         3,000,000
New York State Housing Finance Agency for Related-Liberty View Apartments
 Housing Rd Series 1997 A (Federal National Mortgage Association)(A-1+)
  5,000,000               3.55                         01/07/98                         5,000,000
New York State Housing Finance Agency for Tribeca Park Housing RB Series
 1997 A (Bayerische Hypotheken-und Wechsel-Bank LOC)(VMIG1)
  5,000,000               4.10                         01/07/98                         5,000,000
Oswego County IDA PCRB Series 1992 for Philip Morris(A-1/P-1)
  1,000,000               3.85                         01/07/98                         1,000,000

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

The accompanying notes are an integral
part of these financial statements.

Principal              Interest                     Maturity                      Amortized
Amount                   Rate                         Date                           Cost
------------------------------------------------------------------------------------------------
NEW YORK (CONTINUED)
Port Authority of New York And New Jersey Floating Rate Trust Receipts
 (FSA)(A-1/VMIG1)
$ 6,000,000              4.00%                      01/07/98                     $  6,000,000
Rensselaer County IDA RB for Rensselaer Polytechnic Institute Series
 1997A(VMIG1)
  4,440,000              4.10                       01/07/98                        4,440,000
Syracuse University IDA VRDN (Morgan Guaranty LOC)(A-1+/VMIG1)
  4,300,000              4.75                       01/02/98                        4,300,000
------------------------------------------------------------------------------------------------
                                                                                 $127,906,382
------------------------------------------------------------------------------------------------
PUERTO RICO--4.8%
Puerto Rico Government Development Bank, TECP(A-1+/NR)
$ 1,500,000              3.70%                      04/09/98                     $  1,500,000
  2,000,000              3.70                       05/12/98                        2,000,000
Puerto Rico Medical & Environmental PCRB Series 1983 A for Key
 Pharmaceuticals (Morgan Guaranty) (AAA)
  3,000,000              3.75                       12/01/98                        2,998,627
------------------------------------------------------------------------------------------------
                                                                                 $  6,498,627
------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                $134,405,009(a)
------------------------------------------------------------------------------------------------

(a) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings are unaudited.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

INVESTMENT ABBREVIATIONS:

 ACES     --Adjustable Convertible Extendible Securities
 AMBAC    --Insured by American Municipal Bond Assurance Corp.
 BANS     --Bond Anticipation Notes
 COPS     --Certificates of Participation
 CP       --Commercial Paper
 FGIC     --Insured by Financial Guaranty Insurance Co.
 GO       --General Obligation
 IDA      --Industrial Development Authority
 IDB      --Industrial Development Bond
 IDRB     --Industrial Development Revenue Bond
 LOC      --Letter of Credit
 MBIA     --Insured by Municipal Bond Investors Assurance
 MF Hsg.  --Multi-Family Housing
 PCRB     --Pollution Control Revenue Bond
 RANS     --Revenue Anticipation Notes
 RB       --Revenue Bond
 TANS     --Tax Anticipation Notes
 TECP     --Tax Exempt Commercial Paper
 TRANS    --Tax Revenue Anticipation Notes
 TRB      --Tender Revenue Bond
 UPDATE   --Unit Priced Daily Adjustable Tax-Exempt Security
 VRDN     --Variable Rate Demand Note

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 1997
--------------------------------------------------------------------------------

                                         ILA            ILA
                                        PRIME          MONEY          ILA
                                     OBLIGATIONS       MARKET      GOVERNMENT
                                      PORTFOLIO      PORTFOLIO     PORTFOLIO
                                          ------------------------------------
ASSETS:
Investments in securities, at value
 based on amortized cost             $974,606,226  $1,147,485,683 $565,903,253
Receivable for investments sold                --              --           --
Interest receivable                     7,554,296       8,003,135    3,028,806
Cash                                       78,548          28,630      322,631
Other assets                               75,149          66,751       31,348
------------------------------------------------------------------------------
  TOTAL ASSETS                        982,314,219   1,155,584,199  569,286,038
------------------------------------------------------------------------------
LIABILITIES:
Payable for investment securities
 purchased                                     --      14,998,553   11,982,600
Dividends payable                       5,409,153       5,942,595    2,555,812
Due to bank                                    --              --           --
Accrued expenses and other liabili-
 ties                                     563,009         550,354      299,510
------------------------------------------------------------------------------
  TOTAL LIABILITIES                     5,972,162      21,491,502   14,837,922
------------------------------------------------------------------------------
NET ASSETS:
Paid in capital                       976,343,682   1,134,092,697  554,392,483
Accumulated undistributed net in-
 vestment income                               --              --        2,840
Accumulated undistributed net
 realized gain (loss) on investment
 transactions                              (1,625)             --       52,793
------------------------------------------------------------------------------
  NET ASSETS                         $976,342,057  $1,134,092,697 $554,448,116
------------------------------------------------------------------------------
Net asset value, offering and re-
 demption price per unit
 (net assets/units outstanding)      $       1.00  $         1.00 $       1.00
------------------------------------------------------------------------------
UNITS OUTSTANDING:
ILA units                             866,405,891     806,095,979  460,423,182
ILA Administration units               28,147,490     307,480,205   10,182,126
ILA Service units                      78,319,515      20,516,513   83,787,175
ILA B units                             1,573,829              --           --
ILA C units                             1,896,957              --           --
------------------------------------------------------------------------------
  Total units of beneficial interest
   outstanding, $.001 par value (un-
   limited number of units autho-
   rized)                             976,343,682   1,134,092,697  554,392,483
------------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     ILA            ILA                          ILA            ILA           ILA
   TREASURY       TREASURY        ILA         TAX-EXEMPT     TAX-EXEMPT    TAX-EXEMPT
 OBLIGATIONS    INSTRUMENTS     FEDERAL      DIVERSIFIED     CALIFORNIA     NEW YORK
  PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------
 $819,773,645   $715,872,520 $2,694,905,170 $1,592,350,288  $588,599,876  $134,405,009
           --             --             --             --            --     1,002,737
    2,580,192     11,406,880      7,279,210     10,043,125     4,101,398       877,902
       13,224        335,893        219,601      2,475,073       532,189            --
       10,726         24,199         37,011         78,912        17,602         6,207
---------------------------------------------------------------------------------------
  822,377,787    727,639,492  2,702,440,992  1,604,947,398   593,251,065   136,291,855
---------------------------------------------------------------------------------------
           --             --     75,000,000     61,275,000            --            --
    3,306,307      2,983,665     11,601,478      5,082,002     1,635,248       368,540
           --             --             --             --            --       988,622
      398,205        344,285        739,651        624,558       250,642        52,453
---------------------------------------------------------------------------------------
    3,704,512      3,327,950     87,341,129     66,981,560     1,885,890     1,409,615
---------------------------------------------------------------------------------------
  818,673,229    724,307,077  2,615,099,480  1,537,792,596   591,383,369   134,887,125
        4,678          2,506             --        362,642        10,495         1,634
       (4,632)         1,959            383       (189,400)      (28,689)       (6,519)
---------------------------------------------------------------------------------------
 $818,673,275   $724,311,542 $2,615,099,863 $1,537,965,838  $591,365,175  $134,882,240
---------------------------------------------------------------------------------------
 $       1.00   $       1.00 $         1.00 $         1.00  $       1.00  $       1.00
---------------------------------------------------------------------------------------
  590,278,995    330,237,533  2,050,535,778  1,479,581,838   591,021,540   102,890,525
  124,230,332     98,664,287    530,026,646     27,967,106       360,320    31,995,090
  104,163,902    295,405,257     34,537,056     30,510,544         1,509         1,510
           --             --             --             --            --            --
           --             --             --             --            --            --
---------------------------------------------------------------------------------------
  818,673,229    724,307,077  2,615,099,480  1,538,059,488   591,383,369   134,887,125
---------------------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1997
--------------------------------------------------------------------------------

                                            ILA          ILA
                                           PRIME        MONEY         ILA
                                        OBLIGATIONS    MARKET     GOVERNMENT
                                         PORTFOLIO    PORTFOLIO    PORTFOLIO
                                             ---------------------------------
INVESTMENT INCOME:
Interest Income                         $71,347,525  $69,192,244  $35,986,975
------------------------------------------------------------------------------
EXPENSES:
Management fees                           4,412,869    4,269,169    2,258,653
Transfer agent fees                         535,142      487,902      258,132
Custodian fees                              270,096      202,633      121,357
Professional fees                            48,881       24,075       29,152
Trustees' fees                               17,422        9,957        8,107
Other                                       140,409       79,371       44,270
------------------------------------------------------------------------------
  TOTAL EXPENSES                          5,424,819    5,073,107    2,719,671
  Less--Expenses reimbursable and fees
   waived by Goldman Sachs                 (160,669)    (592,281)     (30,990)
------------------------------------------------------------------------------
  Net Expenses                            5,264,150    4,480,826    2,688,681
  Administration unit fees                  117,600      510,535       66,034
  Service unit fees                         300,300       40,053      342,976
------------------------------------------------------------------------------
  NET EXPENSES AND UNIT FEES              5,682,050    5,031,414    3,097,691
------------------------------------------------------------------------------
NET INVESTMENT INCOME                    65,665,475   64,160,830   32,889,284
------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON INVESTMENT
 TRANSACTIONS                                 7,264        7,828       39,273
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                        $65,672,739  $64,168,658  $32,928,557
------------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    ILA          ILA                        ILA          ILA         ILA
 TREASURY     TREASURY        ILA       TAX-EXEMPT   TAX-EXEMPT   TAX-EXEMPT
OBLIGATIONS  INSTRUMENTS    FEDERAL     DIVERSIFIED  CALIFORNIA    NEW YORK
 PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO   PORTFOLIO
-----------------------------------------------------------------------------
$42,476,661  $41,956,511  $150,831,476  $60,259,120  $18,148,019  $4,024,935
-----------------------------------------------------------------------------
  2,682,436    2,802,009     9,555,781    5,788,344    1,803,245     394,631
    306,564      320,230     1,092,179      661,525      206,085      45,100
    151,972      151,227       402,941      119,196       48,325      20,563
     22,843       17,511        50,420       47,886       12,163       5,498
      8,079        4,584        19,867       17,105        3,589         985
     33,642       71,848       122,624      152,488      101,159      25,739
-----------------------------------------------------------------------------
  3,205,536    3,367,409    11,243,812    6,786,544    2,174,566     492,516
    (6,756)   (1,632,054)   (3,970,362)  (1,544,933)     (21,406)   (119,295)
-----------------------------------------------------------------------------
  3,198,780    1,735,355     7,273,450    5,241,611    2,153,160     373,221
    311,981      296,919     1,119,368      119,510          508      46,589
    361,567    1,020,955       209,156      102,409            2           2
-----------------------------------------------------------------------------
  3,872,328    3,053,229     8,601,974    5,463,530    2,153,670     419,812
-----------------------------------------------------------------------------
 38,604,333   38,903,282   142,229,502   54,795,590   15,994,349   3,605,123
-----------------------------------------------------------------------------
     68,700       83,128        74,776      (15,310)       1,331          --
-----------------------------------------------------------------------------
$38,673,033  $38,986,410  $142,304,278  $54,780,280  $15,995,680  $3,605,123
-----------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 1997
--------------------------------------------------------------------------------

                                 ILA               ILA
                                PRIME             MONEY              ILA
                             OBLIGATIONS          MARKET         GOVERNMENT
                            PORTFOLIO (a)       PORTFOLIO         PORTFOLIO
                                         --------------------------------------
FROM OPERATIONS:
Net investment income      $    65,665,475   $     64,160,830  $    32,889,284
Net realized gain (loss)
 on investment transac-
 tions                               7,264              7,828           39,273
-------------------------------------------------------------------------------
 Net increase in net as-
  sets resulting from op-
  erations                      65,672,739         64,168,658       32,928,557
-------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
Net investment income
 ILA units                     (59,354,126)       (47,350,587)     (27,429,780)
 ILA Administration units       (1,861,296)       (15,644,221)        (905,728)
 ILA Service units              (4,418,670)        (1,166,022)      (4,550,936)
 ILA B units                       (26,790)                --               --
 ILA C units                        (4,593)                --               --
Net realized gain on in-
 vestment transactions
 ILA units                          (7,654)            (6,079)         (48,379)
 ILA Administration units             (240)            (2,008)          (1,597)
 ILA Service units                    (570)              (150)          (8,027)
 ILA B units                            (3)                --               --
 ILA C units                            (1)                --               --
-------------------------------------------------------------------------------
 Total distributions to
  unitholders                  (65,673,943)       (64,169,067)     (32,944,447)
-------------------------------------------------------------------------------
FROM UNIT TRANSACTIONS
 (AT $1.00 PER UNIT):
Proceeds from sales of
 units                       8,100,238,207     10,177,000,201    3,631,302,781
Reinvestment of dividends
 and distributions              36,672,387         54,788,884       17,235,209
Cost of units repurchased   (8,424,145,429)   (10,086,895,886)  (3,919,007,935)
-------------------------------------------------------------------------------
 Increase (decrease) in
  net assets resulting
  from unit transactions      (287,234,835)       144,893,199     (270,469,945)
-------------------------------------------------------------------------------
 Total increase (de-
  crease)                     (287,236,039)       144,892,790     (270,485,835)
NET ASSETS:
Beginning of year            1,263,578,096        989,199,907      824,933,951
-------------------------------------------------------------------------------
End of year                $   976,342,057   $  1,134,092,697  $   554,448,116
-------------------------------------------------------------------------------
Accumulated undistributed
 net investment income                  --                 --  $         2,840
-------------------------------------------------------------------------------
SUMMARY OF UNIT TRANSAC-
 TIONS (AT $1.00 PER
 UNIT)
ILA UNITS:
 Units sold                  6,992,549,668      6,229,278,910    3,133,684,985
 Reinvestment of divi-
  dends and distributions       32,469,384         40,419,776       13,509,545
 Units repurchased          (7,313,358,850)    (6,166,699,293)  (3,381,375,693)
-------------------------------------------------------------------------------
                              (288,339,798)       102,999,393     (234,181,163)
-------------------------------------------------------------------------------
ILA ADMINISTRATION UNITS:
 Units sold                    305,758,205      3,772,593,876       76,180,173
 Reinvestment of divi-
  dends and distributions        1,666,739         14,007,620          255,167
 Units repurchased            (303,053,312)    (3,736,379,689)    (102,298,068)
-------------------------------------------------------------------------------
                                 4,371,632         50,221,807      (25,862,728)
-------------------------------------------------------------------------------
ILA SERVICE UNITS:
 Units sold                    793,008,962        175,127,415      421,437,623
 Reinvestment of divi-
  dends and distributions        2,516,141            361,488        3,470,497
 Units repurchased            (801,916,230)      (183,816,904)    (435,334,174)
-------------------------------------------------------------------------------
                                (6,391,127)        (8,328,001)     (10,426,054)
-------------------------------------------------------------------------------
Net increase (decrease)
 in units                     (290,359,293)*      144,893,199     (270,469,945)
-------------------------------------------------------------------------------

* In addition, ILA B units had sales, reinvestments of dividends and distributions and repurchases of 6,341,071, 19,157 and 5,132,727 units, respectively, for a net increase of 1,227,501 units. ILA C units had sales, reinvestments of dividends and distributions and repurchases of 2,580,301,
  966 and 684,310 units, respectively, for a net increase of 1,896,957 units.
(a) ILA Prime Obligations Portfolio C unit activity commenced on August 15,
 1997.
(b) ILA Tax-Exempt California Portfolio and ILA Tax-Exempt New York Portfolio Service unit activity commenced on September 15, 1997.
                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                           ILA              ILA             ILA
      ILA               ILA                               TAX-             TAX-            TAX-
   TREASURY          TREASURY            ILA             EXEMPT           EXEMPT          EXEMPT
  OBLIGATIONS       INSTRUMENTS        FEDERAL         DIVERSIFIED      CALIFORNIA       NEW YORK
   PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO      PORTFOLIO (b)   PORTFOLIO (b)
-----------------------------------------------------------------------------------------------------
$    38,604,333   $    38,903,282  $    142,229,502  $    54,795,590  $    15,994,349  $   3,605,123
         68,700            83,128            74,776          (15,310)           1,331             --
-----------------------------------------------------------------------------------------------------
     38,673,033        38,986,410       142,304,278       54,780,280       15,995,680      3,605,123
-----------------------------------------------------------------------------------------------------
    (27,001,884)      (20,917,629)     (106,705,052)     (52,227,688)     (15,984,157)    (2,645,413)
     (5,544,143)       (4,217,185)      (30,190,717)      (1,423,227)         (10,180)      (959,697)
     (6,053,628)      (13,765,962)       (5,333,733)      (1,144,675)             (12)           (13)
             --                --                --               --               --             --
             --                --                --               --               --             --
        (72,833)          (51,900)           (4,171)              --               --             --
        (14,954)          (10,463)           (1,180)              --               --             --
        (16,329)          (34,156)             (209)              --               --             --
             --                --                --               --               --             --
             --                --                --               --               --             --
-----------------------------------------------------------------------------------------------------
    (38,703,771)      (38,997,295)     (142,235,062)     (54,795,590)     (15,994,349)    (3,605,123)
-----------------------------------------------------------------------------------------------------
  5,211,063,367     3,670,371,899    16,814,872,375    9,843,836,580    3,353,570,112    827,650,114
     13,130,596        16,821,105       103,222,618       43,365,293       14,638,737      3,317,213
 (5,212,556,500)   (4,193,476,260)  (17,593,694,622)  (9,951,681,538)  (3,217,463,359)  (810,579,568)
-----------------------------------------------------------------------------------------------------
     11,637,463      (506,283,256)     (675,599,629)     (64,479,665)     150,745,490     20,387,759
-----------------------------------------------------------------------------------------------------
     11,606,725      (506,294,141)     (675,530,413)     (64,494,975)     150,746,821     20,387,759
    807,066,550     1,230,605,683     3,290,630,276    1,602,460,813      440,618,354    114,494,481
-----------------------------------------------------------------------------------------------------
$   818,673,275   $   724,311,542  $  2,615,099,863  $ 1,537,965,838  $   591,365,175  $ 134,882,240
-----------------------------------------------------------------------------------------------------
$         4,678   $         2,506                --  $       362,642  $        10,495  $       1,634
-----------------------------------------------------------------------------------------------------
  3,424,838,381     2,560,753,797    12,019,743,098    9,577,662,569    3,352,291,159    495,921,548
     11,264,434        15,705,121        86,047,218       42,436,074       14,638,445      2,353,341
 (3,420,432,815)   (2,955,211,656)  (12,358,958,269)  (9,655,040,327)  (3,216,403,921)  (465,562,390)
-----------------------------------------------------------------------------------------------------
     15,670,000      (378,752,738)     (253,167,953)     (34,941,684)     150,525,683     32,712,499
-----------------------------------------------------------------------------------------------------
    878,884,012       330,854,584     4,080,488,784       87,602,648        1,277,453    331,727,066
        510,538           973,977        15,900,268          171,471              283        963,862
   (864,080,649)     (370,865,445)   (4,360,940,804)    (118,904,272)      (1,059,438)  (345,017,178)
-----------------------------------------------------------------------------------------------------
     15,313,901       (39,036,884)     (264,551,752)     (31,130,153)         218,298    (12,326,250)
-----------------------------------------------------------------------------------------------------
    907,340,974       778,763,518       714,640,493      178,571,363            1,500          1,500
      1,355,624           142,007         1,275,132          757,748                9             10
   (928,043,036)     (867,399,159)     (873,795,549)    (177,736,939)              --             --
-----------------------------------------------------------------------------------------------------
    (19,346,438)      (88,493,634)     (157,879,924)       1,592,172            1,509          1,510
-----------------------------------------------------------------------------------------------------
     11,637,463      (506,283,256)     (675,599,629)     (64,479,665)     150,745,490     20,387,759
-----------------------------------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 1996
--------------------------------------------------------------------------------

                                  ILA               ILA
                                 PRIME             MONEY             ILA
                              OBLIGATIONS         MARKET         GOVERNMENT
                               PORTFOLIO         PORTFOLIO        PORTFOLIO
                                          -------------------------------------
FROM OPERATIONS:
Net investment income       $    75,135,513   $    50,329,934  $    35,679,612
Net realized gain (loss)
 on investment transac-
 tions                               72,405            72,865           62,662
-------------------------------------------------------------------------------
 Net increase in net as-
  sets resulting from op-
  erations                       75,207,918        50,402,799       35,742,274
-------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
Net investment income
 ILA units                      (67,076,054)      (38,261,044)     (29,556,990)
 ILA Administration units        (2,206,827)      (10,545,315)      (2,048,010)
 ILA Service units               (5,850,540)       (1,523,575)      (4,074,612)
 ILA B units                         (2,092)               --               --
Net realized gain on in-
 vestment transactions
 ILA units                          (65,059)          (54,983)         (38,029)
 ILA Administration units            (2,127)          (15,267)          (2,635)
 ILA Service units                   (5,640)           (2,206)          (5,242)
-------------------------------------------------------------------------------
 Total distributions to
  unitholders                   (75,208,339)      (50,402,390)     (35,725,518)
-------------------------------------------------------------------------------
FROM UNIT TRANSACTIONS (AT
 $1.00 PER UNIT):
Proceeds from sales of
 units                        9,633,671,566     8,281,604,075    5,115,245,365
Reinvestment of dividends
 and distributions               40,414,429        38,191,105       17,312,306
Cost of units repurchased    (9,962,009,233)   (8,092,253,028)  (5,011,078,568)
-------------------------------------------------------------------------------
 Increase (decrease) in
  net assets resulting
  from unit transactions       (287,923,238)      227,542,152      121,479,103
-------------------------------------------------------------------------------
 Total increase (decrease)     (287,923,659)      227,542,561      121,495,859
NET ASSETS:
Beginning of year             1,551,501,755       761,657,346      703,438,092
-------------------------------------------------------------------------------
End of year                 $ 1,263,578,096   $   989,199,907  $   824,933,951
-------------------------------------------------------------------------------
Accumulated undistributed
 net investment income                   --                --               --
-------------------------------------------------------------------------------
SUMMARY OF UNIT TRANSAC-
 TIONS (AT $1.00 PER
 UNIT):
ILA UNITS:
 Units sold                   8,756,241,159     5,161,953,773    4,490,979,392
 Reinvestment of dividends
  and distributions              36,833,028        30,348,683       13,978,786
 Units repurchased           (8,899,537,496)   (5,063,361,343)  (4,380,790,567)
-------------------------------------------------------------------------------
                               (106,463,309)      128,941,113      124,167,611
-------------------------------------------------------------------------------
ILA ADMINISTRATION UNITS:
 Units sold                     318,656,203     2,902,067,359      220,574,807
 Reinvestment of dividends
  and distributions               1,520,549         7,510,848          283,223
 Units repurchased             (359,456,201)   (2,816,742,074)    (232,371,387)
-------------------------------------------------------------------------------
                                (39,279,449)       92,836,133      (11,513,357)
-------------------------------------------------------------------------------
ILA SERVICE UNITS:
 Units sold                     558,266,701       217,582,943      403,691,166
 Reinvestment of dividends
  and distributions               2,060,072           331,574        3,050,297
 Units repurchased             (702,853,581)     (212,149,611)    (397,916,614)
-------------------------------------------------------------------------------
                               (142,526,808)        5,764,906        8,824,849
-------------------------------------------------------------------------------
Net increase (decrease) in
 units                         (288,269,566)*     227,542,152      121,479,103
-------------------------------------------------------------------------------

* In addition, ILA B units had sales, reinvestments of dividends and distributions and repurchases of 507,503, 780 and 161,955 units, respectively, for a net increase of 346,328 units.
                                         ---------------------------------------
---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

      ILA               ILA                                ILA              ILA             ILA
   TREASURY          TREASURY            ILA           TAX-EXEMPT       TAX-EXEMPT      TAX-EXEMPT
  OBLIGATIONS       INSTRUMENTS        FEDERAL         DIVERSIFIED      CALIFORNIA       NEW YORK
   PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------------------------------
$    44,242,234   $    50,019,031  $    137,805,192  $    49,128,456  $    12,042,847  $   3,053,285
        195,578           416,602            (4,477)         (12,968)              15         (4,539)
-----------------------------------------------------------------------------------------------------
     44,437,812        50,435,633       137,800,715       49,115,488       12,042,862      3,048,746
-----------------------------------------------------------------------------------------------------
    (32,818,890)      (30,911,761)     (101,011,206)     (46,819,418)     (12,036,826)    (2,289,010)
     (4,742,767)       (4,651,770)      (30,041,532)      (1,375,597)          (6,021)      (764,275)
     (6,680,577)      (14,455,500)       (6,752,454)        (933,441)              --             --
             --                --                --               --               --             --
       (124,367)         (251,459)               --               --               --             --
        (17,973)          (37,841)               --               --               --             --
        (25,316)         (117,591)               --               --               --             --
-----------------------------------------------------------------------------------------------------
    (44,409,890)      (50,425,922)     (137,805,192)     (49,128,456)     (12,042,847)    (3,053,285)
-----------------------------------------------------------------------------------------------------
  5,362,879,167     5,282,794,697    15,965,974,823    9,518,523,372    2,958,021,573    648,758,829
     13,347,956        20,444,542        79,358,869       35,078,864       11,445,149      2,949,980
 (5,492,732,128)   (4,850,904,367)  (15,106,127,095)  (9,392,133,030)  (2,875,637,134)  (654,470,394)
-----------------------------------------------------------------------------------------------------
   (116,505,005)      452,334,872       939,206,597      161,469,206       93,829,588     (2,761,585)
-----------------------------------------------------------------------------------------------------
   (116,477,083)      452,344,583       939,202,120      161,456,238       93,829,603     (2,766,124)
    923,543,633       778,261,100     2,351,428,156    1,441,004,575      346,788,751    117,260,605
-----------------------------------------------------------------------------------------------------
$   807,066,550   $ 1,230,605,683  $  3,290,630,276  $ 1,602,460,813  $   440,618,354  $ 114,494,481
-----------------------------------------------------------------------------------------------------
             --                --                --  $       362,642  $        10,495  $       1,634
-----------------------------------------------------------------------------------------------------
  3,696,243,017     3,783,423,031    11,171,686,790    9,264,641,627    2,957,305,487    340,781,821
     11,811,603        19,300,481        66,486,820       34,471,658       11,444,982      2,236,468
 (3,844,547,762)   (3,680,022,103)  (10,666,427,699)  (9,127,243,309)  (2,875,001,835)  (363,376,230)
-----------------------------------------------------------------------------------------------------
   (136,493,142)      122,701,409       571,745,911      171,869,976       93,748,634    (20,357,941)
-----------------------------------------------------------------------------------------------------
    659,581,577       470,006,128     3,606,492,816      142,908,870          716,086    307,977,008
        855,243         1,082,829        11,506,068          298,114              167        713,512
   (644,240,509)     (402,096,387)   (3,340,378,274)    (132,882,806)        (635,299)  (291,094,164)
-----------------------------------------------------------------------------------------------------
     16,196,311        68,992,570       277,620,610       10,324,178           80,954     17,596,356
-----------------------------------------------------------------------------------------------------
  1,007,054,573     1,029,365,538     1,187,795,217      110,972,875               --             --
        681,110            61,232         1,365,981          309,092               --             --
 (1,003,943,857)     (768,785,877)   (1,099,321,122)    (132,006,915)              --             --
-----------------------------------------------------------------------------------------------------
      3,791,826       260,640,893        89,840,076      (20,724,948)              --             --
-----------------------------------------------------------------------------------------------------
   (116,505,005)      452,334,872       939,206,597      161,469,206       93,829,588     (2,761,585)
-----------------------------------------------------------------------------------------------------

                                         ---------------------------------------
---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
December 31, 1997
---------------------------------------  ---------------------------------------
1. ORGANIZATION
Effective May 1, 1997, the Goldman Sachs Money Market Trust was reorganized from a Massachusetts business trust to a Delaware business trust named the Goldman Sachs Trust (the "Trust"). The Trust includes the Goldman Sachs-- Institutional Liquid Assets Portfolios, collectively "ILA". The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. ILA consists of nine portfolios: Prime Obligations, Money Market, Government, Treasury Obligations, Treasury Instruments, Federal, Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York. All of the portfolios are diversified except for the Tax-Exempt California and Tax-Exempt New York Portfolios. ILA offers three classes of units for each of its portfolios: ILA units, ILA Administration units and ILA Service units. In addition, the Prime Obligations Portfolio offers ILA B and ILA C units. The investment objective of the Funds is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by ILA. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts.

A. Investment Valuation--
ILA uses the amortized-cost method for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B. Interest Income--
Interest income is determined on the basis of interest accrued, premium amortized and discount earned.

C. Federal Taxes--
It is each portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all investment company taxable and tax-exempt income to its unitholders. Accordingly, no federal tax provisions are required.
 The characterization of distributions to unitholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

At December 31, 1997 (tax year end), the following portfolios had capital loss carryforwards for U.S. Federal tax purposes of approximately:

                                   YEARS OF
   PORTFOLIO             AMOUNT   EXPIRATION
   ---------            -------- ------------
Tax-Exempt Diversified  $189,400 1998 to 2005
Tax-Exempt New York        6,519 1999 to 2004
Tax-Exempt California     28,689 2000 to 2003

These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

D. Expenses--
Expenses incurred by ILA which do not specifically relate to an individual portfolio of ILA are allocated to the portfolios based on each portfolio's relative average net assets for the period.

 Unitholders of ILA Administration, ILA Service, ILA B and ILA C units bear all expenses and fees paid to service and distribution organizations for their services
                                         ---------------------------------------
---------------------------------------

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES (continued) with respect to such units as well as other expenses (subject to expense limitations) which are directly attributable to such units.

3. AGREEMENTS
Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), acts as investment adviser pursuant to an Investment Management Agreement (the "Agreement"). Under the Agreement,
GSAM, subject to general supervision by the Trust's Board of Trustees, manages the portfolios and provides for the administration of ILA's other affairs. As compensation for the services rendered under the Agreement and the assumption of the expenses related thereto, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .35% of each portfolio's average daily net assets. For the year ended December 31, 1997, GSAM has voluntarily agreed to waive a portion of its management fees for the Money Market, Treasury Instruments, Federal, Tax-Exempt Diversified and Tax-Exempt New York
Portfolios, respectively.
 Goldman Sachs also serves as ILA's transfer agent under a Transfer Agency Agreement for a fee. In addition, Goldman Sachs acts as ILA's distributor under a Distribution Agreement for which it receives no compensation except for the ILA B and ILA C units of Prime Obligations Portfolio. Amounts due to Goldman Sachs are included in "Accrued expenses and other liabilities" in the accompanying Statements of Assets and Liabilities.
 GSAM has voluntarily agreed that if the sum of a portfolio's expenses (including the advisory fee, but excluding interest, taxes, brokerage commissions, litigation and indemnification expenses, administration, authorized dealer service, distribution and service plan fees and other extraordinary expenses) exceeds on an annualized basis .42% (.41% prior to May 1, 1997) of such portfolio's net assets, the portfolio will be reimbursed in the amount of such excess monthly.
 For the year ended December 31, 1997, GSAM has voluntarily agreed to reimburse the Money Market, Treasury Instruments, Federal, Tax-Exempt Diversified and Tax-Exempt New York Portfolios to the extent that each portfolio's expenses, as defined above, exceed .37%, .22%, .27%, .32% and .33%, respectively, of the average net assets per annum. Amounts due from Goldman Sachs at December 31, 1997 are included in "Other assets"in the accompanying Statements of Assets and Liabilities.
 The ILA B and ILA C units of Prime Obligations Portfolio have adopted a Distribution Plan (the "Distribution Plan") pursuant to Rule 12b-1. Under the Distribution Plan, Goldman Sachs is entitled to a quarterly fee for distribution services equal, on an annual basis, up to .75% of ILA B and ILA C units average daily net assets.
 The ILA B and ILA C units of Prime Obligations Portfolio have also adopted an Authorized Dealer Service Plan (the "Service Plan") pursuant to which Goldman Sachs and Authorized Dealers are compensated for providing personal and account maintenance services. ILA B and ILA C units pay a fee under this Service Plan equal, on an annual basis, up to .25% of ILA B and C units average daily net assets.
                                         ---------------------------------------
---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 1997
---------------------------------------  ---------------------------------------
3. AGREEMENTS (continued)
 The chart below outlines the fee waivers and expense reimbursements for the year ended December 31, 1997 and amounts owed to and due from Goldman Sachs at December 31, 1997 (in thousands):

                                                     Amounts
                                             Amounts   due
                 Management  Expense         due to   from
                    Fee     Reimburse-       Goldman Goldman
Portfolio          Waived     ments    Total  Sachs   Sachs
Prime
 Obligations
 Portfolio            --       161       161   460      --
------------------------------------------------------------
Money Market
 Portfolio           525        67       592   421      --
------------------------------------------------------------
Government
 Portfolio            --        31        31   230      --
------------------------------------------------------------
Treasury
 Obligations
 Portfolio            --         7         7   302      --
------------------------------------------------------------
Treasury
 Instruments
 Portfolio         1,552        80     1,632   180      --
------------------------------------------------------------
Federal
 Portfolio         3,925        45     3,970   552      --
------------------------------------------------------------
Tax-Exempt
 Diversified
 Portfolio         1,544         1     1,545   563      --
------------------------------------------------------------
Tax-Exempt
 California
 Portfolio            --        21        21   197      --
------------------------------------------------------------
Tax-Exempt New
 York Portfolio       94        25       119    34       5

4. ADMINISTRATION AND SERVICE PLANS
ILA has adopted Administration and Service Plans. These plans allow for ILA Administration units and ILA Service units, respectively, to compensate service organizations for providing varying levels of account administration and unitholder liaison services to their customers who are beneficial owners of such units. The Administration and Service Plans provide for compensation to the service organizations in an amount up to .15% and .40% (on an annualized basis), respectively, of the average daily net asset value of the respective units.

5. LINE OF CREDIT FACILITY
ILA participates in a $250,000,000 uncommitted, unsecured revolving line of credit facility to be used solely for temporary or emergency purposes. Under the most restrictive arrangement, each Portfolio must own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on the borrowings is based on the Federal Funds rate. During the year ended December 31, 1997, ILA did not have any borrowings under this facility.

6. REPURCHASE AGREEMENTS
During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping by a custodian.

7. JOINT REPURCHASE AGREEMENT ACCOUNTS
The ILA Portfolios, together with other registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in one or more repurchase agreements. The underlying securities for the repurchase agreements are U.S. Treasury obligations.
 As of December 31, 1997, the Prime Obligations, Money Market, Government and Treasury Obligations Portfolios had investments in the following joint account of $2,000,000, $32,000,000, $114,300,000 and $275,500,000 in principal amount, respectively. As of December 31, 1997, the repurchase agreements in this joint account, along with the corresponding underlying securities ---------------------------------------34---------------------------------------

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
7. JOINT REPURCHASE AGREEMENT ACCOUNTS (continued)
(including the type of security, market value, interest rate and maturity date), were as follows:

  Principal              Interest                   Maturity                     Amortized
    Amount                 Rate                       Date                          Cost
---------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
Chase Manhattan Securities, dated 12/31/97, repurchase price $200,061,111
 (total collateral value $204,001,955 consisting of U.S. Treasury Notes:
 5.50%-8.75%, 02/15/00-08/31/00)
$  200,000,000             5.50%                    01/02/98                     $200,000,000
Donaldson, Lufkin & Jenrette, Inc., dated 12/31/97, repurchase price
 $510,185,583 (total collateral value $520,200,021 consisting of U.S.
 Treasury Notes: 5.125%-8.125%, 01/31/98-02/15/04; U.S. Treasury Stripped
 Interest only Securities: 02/15/98-02/15/04; U.S. Treasury Stripped
 Principal Security: 08/15/01; U.S. Treasury Bill: 05/14/98)
   510,000,000             6.55                     01/02/98                      510,000,000
Swiss Bank Corp., dated 12/31/97, repurchase price $735,367,495 (total collateral value $749,834,669 consisting of U.S. Treasury Notes: 4.75%-
 8.50%, 02/15/98-11/15/05; U.S. Treasury Inflation Indexed Bond: 3.375%,
 01/15/07; U.S. Treasury Bills: 01/15/98-10/15/98; U.S. Treasury Bonds:
 10.75%-11.125%, 08/15/03-08/15/05)
   735,100,000             6.55                     01/02/98                      735,100,000
Swiss Bank Corp., dated 12/31/97, repurchase price $300,091,667 (total collateral value $306,013,333 consisting of U.S. Treasury Notes: 4.75%-
 8.50%, 02/15/98-11/15/05; U.S. Treasury Inflation Indexed Bond: 3.375%,
 01/15/07; U.S. Treasury Bills: 01/15/98-10/15/98; U.S. Treasury Bonds:
 10.75%-11.125%, 08/15/03-08/15/05)
   300,000,000             5.50                     01/02/98                      300,000,000
Salomon-Smith Barney, Inc., dated 12/31/97, repurchase price
 $1,000,369,444 (total collateral value $1,020,528,930 consisting of U.S.
 Treasury Stripped Interest only Securities: 02/15/98-11/15/04; U.S.
 Treasury Stripped Principal only Securities: 5.75%-11.625%, 02/15/98-
 11/15/04; U.S. Treasury Bill: 10/15/98)
 1,000,000,000             6.65                     01/02/98                    1,000,000,000
---------------------------------------------------------------------------------------------
TOTAL JOINT REPURCHASE AGREEMENT ACCOUNT                                       $2,745,100,000
---------------------------------------------------------------------------------------------

8. CERTAIN RECLASSIFICATION
In accordance with Statement Of Position 93-2, the Tax-Exempt Diversified Portfolio have reclassified $70,300 from paid-in capital to accumulated undistributed net realized gain (loss) on investment transactions.

9. OTHER MATTERS
Pursuant to an SEC exemptive order, certain of the Portfolios may enter into certain principal transactions, including repurchase agreements, with Goldman, Sachs & Co. subject to certain limitations which include the following: 25% of eligible security transactions, as defined, and 10% of repurchase agreement transactions.
                                         ---------------------------------------
---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Unit Outstanding Throughout Each Period
Prime Obligations Portfolio
-------------------------------------------------------------------------------

                             Income from investment operations
                            -----------------------------------
                  Net asset            Net realized    Total                   Net asset
                  value at     Net       gain on    income from                value at
                  beginning investment  investment  investment  Distributions     end      Total
                  of period   income   transactions operations  to unitholders of period return(a)
              ------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0524          --      $0.0524      $(0.0524)     $1.00     5.38%
1997-ILA
Administration
units...........     1.00     0.0511          --       0.0511       (0.0511)      1.00     5.22
1997-ILA Service
units...........     1.00     0.0485          --       0.0485       (0.0485)      1.00     4.96
1997-ILA B
units...........     1.00     0.0433          --       0.0433       (0.0433)      1.00     4.33
1997-ILA C
units(b)........     1.00     0.0365          --       0.0365       (0.0365)      1.00     4.41(d)
1996-ILA units..     1.00     0.0511          --       0.0511       (0.0511)      1.00     5.22
1996-ILA
Administration
units...........     1.00     0.0497          --       0.0497       (0.0497)      1.00     5.06
1996-ILA Service
units...........     1.00     0.0474          --       0.0474       (0.0474)      1.00     4.80
1996-ILA B
units(b)........     1.00     0.0262          --       0.0262       (0.0262)      1.00     3.97(d)
1995-ILA units..     1.00     0.0566          --       0.0566       (0.0566)      1.00     5.79
1995-ILA
Administration
units...........     1.00     0.0551          --       0.0551       (0.0551)      1.00     5.63
1995-ILA Service
units...........     1.00     0.0522          --       0.0522       (0.0522)      1.00     5.37
1994-ILA units..     1.00     0.0394          --       0.0394       (0.0394)      1.00     4.07
1994-ILA
Administration
units...........     1.00     0.0379          --       0.0379       (0.0379)      1.00     3.91
1994-ILA Service
units...........     1.00     0.0365          --       0.0365       (0.0365)      1.00     3.66
1993-ILA units..     1.00     0.0291      0.0002       0.0293       (0.0293)      1.00     2.97
1993-ILA
Administration
units...........     1.00     0.0275      0.0003       0.0278       (0.0278)      1.00     2.82
1993-ILA Service
units...........     1.00     0.0250      0.0001       0.0251       (0.0252)      1.00     2.56
1992-ILA units..     1.00     0.0364      0.0010       0.0374       (0.0374)      1.00     3.75
1992-ILA
Administration
units...........     1.00     0.0339      0.0010       0.0349       (0.0349)      1.00     3.60
1992-ILA Service
units...........     1.00     0.0311      0.0010       0.0321       (0.0320)      1.00     3.34
1991-ILA units..     1.00     0.0591      0.0003       0.0594       (0.0594)      1.00     6.10
1991-ILA
Administration
units...........     1.00     0.0568      0.0003       0.0571       (0.0571)      1.00     5.94
1991-ILA Service
units...........     1.00     0.0558      0.0003       0.0561       (0.0561)      1.00     5.68
1990-ILA units..     1.00     0.0793          --       0.0793       (0.0793)      1.00     8.21
1990-ILA
Administration
units(c)........     1.00     0.0438          --       0.0438       (0.0438)      1.00     7.81(d)
1990-ILA Service
units(c)........     1.00     0.0425          --       0.0425       (0.0425)      1.00     7.56(d)
1989-ILA units..     1.00     0.0890          --       0.0890       (0.0890)      1.00     9.27
1988-ILA units..     1.00     0.0714          --       0.0714       (0.0714)      1.00     7.48
                                                       Ratios assuming no waiver
                                                        of fees and no expense
                                                              limitations
                                                       -------------------------
                               Ratio of net    Net                  Ratio of net
                  Ratio of net  investment  assets at  Ratio of net  investment
                  expenses to   income to     end of   expenses to   income to
                  average net  average net    period   average net  average net
                     assets       assets    (in 000's)    assets       assets
              ------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.42%        5.24%    $ 866,445      0.43%        5.23%
1997-ILA
Administration
units...........      0.57         5.11        28,110      0.58         5.10
1997-ILA Service
units...........      0.82         4.85        78,316      0.83         4.84
1997-ILA B
units...........      1.42         4.33         1,574      1.43         4.32
1997-ILA C
units(b)........      1.42(d)      4.39(d)      1,897      1.43(d)      4.38(d)
1996-ILA units..      0.41         5.11     1,154,787      0.43         5.09
1996-ILA
Administration
units...........      0.56         4.97        23,738      0.58         4.95
1996-ILA Service
units...........      0.81         4.74        84,707      0.83         4.72
1996-ILA B
units(b)........      1.41(d)      4.09(d)        346      1.43(d)      4.07(d)
1995-ILA units..      0.41         5.66     1,261,251      0.43         5.64
1995-ILA
Administration
units...........      0.56         5.51        63,018      0.58         5.49
1995-ILA Service
units...........      0.81         5.22       227,233      0.83         5.20
1994-ILA units..      0.40         3.94     1,963,846      0.42         3.92
1994-ILA
Administration
units...........      0.55         3.79       149,234      0.57         3.77
1994-ILA Service
units...........      0.80         3.65       170,453      0.82         3.63
1993-ILA units..      0.40         2.91     2,332,771      0.42         2.89
1993-ILA
Administration
units...........      0.55         2.75       189,431      0.57         2.73
1993-ILA Service
units...........      0.80         2.50       137,804      0.82         2.48
1992-ILA units..      0.40         3.64     3,444,591      0.42         3.62
1992-ILA
Administration
units...........      0.55         3.39       257,321      0.57         3.37
1992-ILA Service
units...........      0.80         3.11        22,044      0.82         3.09
1991-ILA units..      0.40         5.91     3,531,736      0.42         5.89
1991-ILA
Administration
units...........      0.55         5.68       198,417      0.57         5.66
1991-ILA Service
units...........      0.80         5.58        18,789      0.82         5.56
1990-ILA units..      0.38         7.93     2,833,541      0.38         7.93
1990-ILA
Administration
units(c)........      0.55(d)      7.62(d)    209,272      0.55(d)      7.62(d)
1990-ILA Service
units(c)........      0.80(d)      7.25(d)     19,039      0.80(d)      7.25(d)
1989-ILA units..      0.40         8.90     3,761,964      0.40         8.90
1988-ILA units..      0.40         7.14     3,799,628      0.40         7.14

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) ILA Class B and C unit activity commenced during May of 1996 and August of 1997, respectively.
(c) ILA Administration and Service unit activity commenced during June of 1990.
(d) Annualized.

------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Money Market Portfolio
-------------------------------------------------------------------------------

                             Income from investment operations
                            -----------------------------------
                  Net asset            Net realized    Total                  Net asset
                  value at     Net       gain on    income from Distributions value at
                  beginning investment  investment  investment       to          end      Total
                  of period   income   transactions operations   unitholders  of period return(a)
              -----------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0531          --      $0.0531     $(0.0531)     $1.00     5.43%
1997-ILA
Administration
units...........     1.00     0.0515          --       0.0515      (0.0515)      1.00     5.28
1997-ILA Service
units...........     1.00     0.0490          --       0.0490      (0.0490)      1.00     5.01
1996-ILA units..     1.00     0.0515      0.0001       0.0516      (0.0516)      1.00     5.27
1996-ILA
Administration
units...........     1.00     0.0500      0.0001       0.0501      (0.0501)      1.00     5.12
1996-ILA Service
units...........     1.00     0.0475      0.0001       0.0476      (0.0476)      1.00     4.86
1995-ILA units..     1.00     0.0571          --       0.0571      (0.0571)      1.00     5.85
1995-ILA
Administration
units...........     1.00     0.0555          --       0.0555      (0.0555)      1.00     5.69
1995-ILA Service
units...........     1.00     0.0529          --       0.0529      (0.0529)      1.00     5.43
1994-ILA units..     1.00     0.0401          --       0.0401      (0.0401)      1.00     4.13
1994-ILA
Administration
units...........     1.00     0.0388          --       0.0388      (0.0388)      1.00     3.98
1994-ILA Service
units...........     1.00     0.0364          --       0.0364      (0.0364)      1.00     3.72
1993-ILA units..     1.00     0.0296      0.0003       0.0299      (0.0299)      1.00     3.03
1993-ILA
Administration
units...........     1.00     0.0281      0.0003       0.0284      (0.0284)      1.00     2.88
1993-ILA Service
units...........     1.00     0.0257      0.0002       0.0259      (0.0259)      1.00     2.62
1992-ILA units..     1.00     0.0368      0.0004       0.0372      (0.0372)      1.00     3.76
1992-ILA
Administration
units...........     1.00     0.0356      0.0004       0.0360      (0.0360)      1.00     3.61
1992-ILA Service
units...........     1.00     0.0358      0.0006       0.0364      (0.0364)      1.00     3.35
1991-ILA units..     1.00     0.0591      0.0004       0.0595      (0.0595)      1.00     6.12
1991-ILA
Administration
units...........     1.00     0.0574      0.0004       0.0578      (0.0578)      1.00     5.96
1991-ILA Service
units...........     1.00     0.0547      0.0004       0.0551      (0.0551)      1.00     5.70
1990-ILA units..     1.00     0.0793      0.0001       0.0794      (0.0794)      1.00     8.24
1990-ILA
Administration
units(c)........     1.00     0.0424      0.0001       0.0425      (0.0425)      1.00     7.86(b)
1990-ILA Service
units(c)........     1.00     0.0438          --       0.0438      (0.0438)      1.00     7.61(b)
1989-ILA units..     1.00     0.0885      0.0001       0.0886      (0.0886)      1.00     9.31
1988-ILA units..     1.00     0.0751          --       0.0751      (0.0751)      1.00     7.66
FOR THE PERIOD DECEMBER 2, 1987 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
---------------------------------------------------------------------------------
1987-ILA units..     1.00     0.0063          --       0.0063      (0.0063)      1.00     7.38(b)
                                                          Ratios assuming no
                                                         waiver of fees and no
                                                          expense limitations
                                                       -------------------------
                                                                    Ratio of net
                               Ratio of net    Net                   investment
                  Ratio of net  investment  assets at  Ratio of net  income to
                  expenses to   income to      end     expenses  to   average
                  average net  average net  of period  average net      net
                     assets       assets    (in 000's)    assets       assets
              -----------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.37%        5.31%    $  806,096     0.42%        5.26%
1997-ILA
Administration
units...........      0.52         5.15        307,480     0.57         5.10
1997-ILA Service
units...........      0.77         4.90         20,517     0.82         4.85
1996-ILA units..      0.36         5.15        703,097     0.43         5.08
1996-ILA
Administration
units...........      0.51         5.00        257,258     0.58         4.93
1996-ILA Service
units...........      0.76         4.75         28,845     0.83         4.68
1995-ILA units..      0.36         5.71        574,155     0.42         5.65
1995-ILA
Administration
units...........      0.51         5.55        164,422     0.57         5.49
1995-ILA Service
units...........      0.76         5.29         23,080     0.82         5.23
1994-ILA units..      0.35         4.01        559,470     0.43         3.93
1994-ILA
Administration
units...........      0.50         3.88        145,867     0.58         3.80
1994-ILA Service
units...........      0.75         3.61         21,862     0.83         3.53
1993-ILA units..      0.35         2.96        699,604     0.43         2.88
1993-ILA
Administration
units...........      0.50         2.81        150,452     0.58         2.73
1993-ILA Service
units...........      0.75         2.57         11,166     0.83         2.49
1992-ILA units..      0.35         3.68        884,571     0.43         3.60
1992-ILA
Administration
units...........      0.50         3.56        187,445     0.58         3.48
1992-ILA Service
units...........      0.75         3.58         15,114     0.83         3.50
1991-ILA units..      0.35         5.91      1,153,191     0.42         5.84
1991-ILA
Administration
units...........      0.50         5.74        210,330     0.57         5.67
1991-ILA Service
units...........      0.75         5.47         56,586     0.82         5.40
1990-ILA units..      0.35         7.93        924,141     0.40         7.88
1990-ILA
Administration
units(c)........      0.50(b)      7.63(b)     204,477     0.55(b)      7.58(b)
1990-ILA Service
units(c)........      0.75(b)      7.46(b)      38,128     0.80(b)      7.41(b)
1989-ILA units..      0.35         8.85      1,295,389     0.40         8.80
1988-ILA units..      0.27         7.51        701,105     0.40         7.38
FOR THE PERIOD DECEMBER 2, 1987 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
---------------------------------------------------------------------------------
1987-ILA units..      0.15(b)      7.62(b)     183,633     0.40(b)      7.37(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Administration and Service unit activity commenced during June of 1990.

------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Government Portfolio
-------------------------------------------------------------------------------

                              Income from investment operations
                             -----------------------------------
                                            Net
                  Net assets              realized      Total                   Net asset
                   value at     Net       gain on    income from                value at
                  beginning  investment  investment  investment  Distributions     end      Total
                  of period    income   transactions operations  to unitholders of period return(a)
              -------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00     $0.0516          --      $0.0516      $(0.0516)     $1.00     5.31%
1997-ILA
Administration
units...........     1.00      0.0499          --       0.0499       (0.0498)      1.00     5.15
1997-ILA Service
units...........     1.00      0.0478          --       0.0478       (0.0478)      1.00     4.89
1996-ILA units..     1.00      0.0504      0.0001       0.0505       (0.0504)      1.00     5.15
1996-ILA
Administration
units...........     1.00      0.0489      0.0001       0.0490       (0.0489)      1.00     4.99
1996-ILA Service
units...........     1.00      0.0463      0.0001       0.0464       (0.0463)      1.00     4.73
1995-ILA units..     1.00      0.0562      0.0002       0.0564       (0.0564)      1.00     5.77
1995-ILA
Administration
units...........     1.00      0.0549      0.0002       0.0551       (0.0551)      1.00     5.62
1995-ILA Service
units...........     1.00      0.0519      0.0002       0.0521       (0.0521)      1.00     5.35
1994-ILA units..     1.00      0.0378      0.0002       0.0380       (0.0380)      1.00     3.94
1994-ILA
Administration
units...........     1.00      0.0362      0.0002       0.0364       (0.0364)      1.00     3.79
1994-ILA Service
units...........     1.00      0.0350      0.0002       0.0352       (0.0352)      1.00     3.53
1993-ILA units..     1.00      0.0282      0.0008       0.0290       (0.0291)      1.00     2.94
1993-ILA
Administration
units...........     1.00      0.0267      0.0008       0.0275       (0.0276)      1.00     2.79
1993-ILA Service
units...........     1.00      0.0242      0.0006       0.0248       (0.0250)      1.00     2.53
1992-ILA units..     1.00      0.0338      0.0027       0.0365       (0.0364)      1.00     3.70
1992-ILA
Administration
units...........     1.00      0.0325      0.0027       0.0352       (0.0351)      1.00     3.55
1992-ILA Service
units...........     1.00      0.0309      0.0030       0.0339       (0.0336)      1.00     3.29
1991-ILA units..     1.00      0.0567      0.0011       0.0578       (0.0578)      1.00     5.91
1991-ILA
Administration
units...........     1.00      0.0545      0.0011       0.0556       (0.0556)      1.00     5.75
1991-ILA Service
units...........     1.00      0.0522      0.0011       0.0533       (0.0533)      1.00     5.49
1990-ILA units..     1.00      0.0779      0.0003       0.0782       (0.0782)      1.00     8.11
1990-ILA
Administration
units(c)........     1.00      0.0439      0.0004       0.0443       (0.0443)      1.00     7.74(b)
1990-ILA Service
units(c)........     1.00      0.0359      0.0002       0.0361       (0.0363)      1.00     7.42(b)
1989-ILA units..     1.00      0.0877      0.0001       0.0878       (0.0878)      1.00     9.15
1988-ILA units..     1.00      0.0716      0.0002       0.0718       (0.0718)      1.00     7.42
1987-ILA units..     1.00      0.0622      0.0001       0.0623       (0.0624)      1.00     6.43
                                                          Ratios assuming no
                                                         waiver of fees and no
                                                          expense limitations
                                                       -------------------------
                               Ratio of net    Net                  Ratio of net
                  Ratio of net  investment  assets at  Ratio of net  investment
                  expenses to   income to      end     expenses  to  income to
                  average net  average net  of period  average net  average net
                     assets       assets    (in 000's)    assets       assets
              -------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.42%        5.16%      $460,457     0.42%        5.16%
1997-ILA
Administration
units...........      0.57         4.98         10,192     0.57         4.98
1997-ILA Service
units...........      0.82         4.78         83,799     0.82         4.78
1996-ILA units..      0.41         5.04        694,651     0.44         5.01
1996-ILA
Administration
units...........      0.56         4.89         36,055     0.59         4.86
1996-ILA Service
units...........      0.81         4.63         94,228     0.84         4.60
1995-ILA units..      0.41         5.62        570,469     0.43         5.60
1995-ILA
Administration
units...........      0.56         5.49         47,558     0.58         5.47
1995-ILA Service
units...........      0.81         5.19         85,401     0.83         5.17
1994-ILA units..      0.40         3.78        881,520     0.44         3.74
1994-ILA
Administration
units...........      0.55         3.62         95,483     0.59         3.58
1994-ILA Service
units...........      0.80         3.50        156,930     0.84         3.46
1993-ILA units..      0.40         2.82      1,315,378     0.43         2.79
1993-ILA
Administration
units...........      0.55         2.67        161,845     0.58         2.64
1993-ILA Service
units...........      0.80         2.42        101,272     0.83         2.39
1992-ILA units..      0.40         3.38      1,785,472     0.42         3.36
1992-ILA
Administration
units...........      0.55         3.25        461,542     0.57         3.23
1992-ILA Service
units...........      0.80         3.09         56,389     0.82         3.07
1991-ILA units..      0.40         5.67      2,103,627     0.43         5.64
1991-ILA
Administration
units...........      0.55         5.45        464,060     0.58         5.42
1991-ILA Service
units...........      0.80         5.22        200,176     0.83         5.19
1990-ILA units..      0.39         7.79      2,203,756     0.39         7.79
1990-ILA
Administration
units(c)........      0.55(b)      7.49(b)     296,313     0.55(b)      7.49(b)
1990-ILA Service
units(c)........      0.80(b)      7.15(b)     132,888     0.80(b)      7.15(b)
1989-ILA units..      0.40         8.77      2,268,330     0.40         8.77
1988-ILA units..      0.40         7.16      2,197,796     0.40         7.16
1987-ILA units..      0.40         6.22      2,243,870     0.40         6.22

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Administration and Service unit activity commenced during June and July of 1990, respectively.

------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Treasury Obligations Portfolio
-------------------------------------------------------------------------------

                             Income from investment operations
                            -----------------------------------
                  Net asset            Net realized    Total                  Net asset
                  value at     Net       gain on    income from Distributions value at
                  beginning investment  investment  investment       to          end      Total
                  of period   income   transactions operations   unitholders  of period return(a)
              -----------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0514     $0.0001      $0.0515     $(0.0513)     $1.00     5.26%
1997-ILA
Administration
units...........     1.00     0.0500      0.0001       0.0501      (0.0508)      1.00     5.10
1997-ILA Service
units...........     1.00     0.0474      0.0001       0.0475      (0.0478)      1.00     4.84
1996-ILA units..     1.00     0.0498      0.0002       0.0500      (0.0500)      1.00     5.11
1996-ILA
Administration
units...........     1.00     0.0483      0.0003       0.0486      (0.0486)      1.00     4.95
1996-ILA Service
units...........     1.00     0.0459      0.0001       0.0460      (0.0460)      1.00     4.69
1995-ILA units..     1.00     0.0551      0.0007       0.0558      (0.0558)      1.00     5.73
1995-ILA
Administration
units...........     1.00     0.0537      0.0007       0.0544      (0.0544)      1.00     5.57
1995-ILA Service
units...........     1.00     0.0511      0.0007       0.0518      (0.0518)      1.00     5.31
1994-ILA units..     1.00     0.0377          --       0.0377      (0.0377)      1.00     3.91
1994-ILA
Administration
units...........     1.00     0.0368          --       0.0368      (0.0368)      1.00     3.75
1994-ILA Service
units...........     1.00     0.0340          --       0.0340      (0.0340)      1.00     3.49
1993-ILA units..     1.00     0.0279      0.0006       0.0285      (0.0286)      1.00     2.89
1993-ILA
Administration
units...........     1.00     0.0264      0.0006       0.0270      (0.0270)      1.00     2.74
1993-ILA Service
units...........     1.00     0.0239      0.0006       0.0245      (0.0246)      1.00     2.48
1992-ILA units..     1.00     0.0339      0.0025       0.0364      (0.0362)      1.00     3.65
1992-ILA
Administration
units...........     1.00     0.0320      0.0023       0.0343      (0.0343)      1.00     3.49
1992-ILA Service
units...........     1.00     0.0294      0.0024       0.0318      (0.0318)      1.00     3.23
1991-ILA units..     1.00     0.0557      0.0018       0.0575      (0.0575)      1.00     5.90
1991-ILA
Administration
units...........     1.00     0.0540      0.0018       0.0558      (0.0558)      1.00     5.74
1991-ILA Service
units...........     1.00     0.0515      0.0018       0.0533      (0.0533)      1.00     5.48
1990-ILA units..     1.00     0.0772      0.0002       0.0774      (0.0774)      1.00     8.05
1990-ILA
Administration
units(c)........     1.00     0.0413      0.0002       0.0415      (0.0415)      1.00     7.67(b)
1990-ILA Service
units(c)........     1.00     0.0417      0.0003       0.0420      (0.0421)      1.00     7.42(b)
1989-ILA units..     1.00     0.0864      0.0005       0.0869      (0.0869)      1.00     9.06
1988-ILA units..     1.00     0.0704      0.0004       0.0708      (0.0708)      1.00     7.30
1987-ILA units..     1.00     0.0617      0.0002       0.0619      (0.0619)      1.00     6.32
                                                          Ratios assuming no
                                                         waiver of fees and no
                                                          expense limitations
                                                       -------------------------
                               Ratio of net    Net                  Ratio of net
                  Ratio of net  investment  assets at  Ratio of net  investment
                  expenses to   income to      end     expenses  to  income to
                  average net  average net  of period  average net  average net
                     assets       assets    (in 000's)    assets       assets
              -----------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.42%        5.12%    $ 590,381      0.42%        5.12%
1997-ILA
Administration
units...........      0.57         4.99       124,159      0.57         4.99
1997-ILA Service
units...........      0.82         4.73       104,133      0.82         4.73
1996-ILA units..      0.41         4.98       574,734      0.43         4.96
1996-ILA
Administration
units...........      0.56         4.83       108,850      0.58         4.81
1996-ILA Service
units...........      0.81         4.59       123,483      0.83         4.57
1995-ILA units..      0.41         5.51       711,209      0.43         5.49
1995-ILA
Administration
units...........      0.56         5.37        92,643      0.58         5.35
1995-ILA Service
units...........      0.81         5.11       119,692      0.83         5.09
1994-ILA units..      0.40         3.77       713,816      0.44         3.73
1994-ILA
Administration
units...........      0.55         3.68        97,626      0.59         3.64
1994-ILA Service
units...........      0.80         3.40       108,972      0.84         3.35
1993-ILA units..      0.40         2.79       969,565      0.43         2.76
1993-ILA
Administration
units...........      0.55         2.64       121,327      0.58         2.61
1993-ILA Service
units...........      0.80         2.39       185,506      0.83         2.36
1992-ILA units..      0.40         3.39     1,328,036      0.43         3.36
1992-ILA
Administration
units...........      0.55         3.20       152,804      0.58         3.17
1992-ILA Service
units...........      0.80         2.94       183,208      0.83         2.91
1991-ILA units..      0.40         5.57     1,709,321      0.43         5.54
1991-ILA
Administration
units...........      0.55         5.40       146,795      0.58         5.37
1991-ILA Service
units...........      0.80         5.15       154,419      0.83         5.12
1990-ILA units..      0.39         7.72     1,816,991      0.39         7.72
1990-ILA
Administration
units(c)........      0.55(b)      7.42(b)    132,088      0.55(b)      7.42(b)
1990-ILA Service
units(c)........      0.80(b)      7.11(b)    148,323      0.80(b)      7.11(b)
1989-ILA units..      0.40         8.64     1,769,974      0.40         8.64
1988-ILA units..      0.40         7.04     1,657,215      0.40         7.04
1987-ILA units..      0.40         6.17     1,693,767      0.40         6.17

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Administration and Service unit activity commenced during June of 1990, respectively.

------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Treasury Instruments Portfolio
-------------------------------------------------------------------------------

                             Income from investment operations
                            -----------------------------------
                  Net asset            Net realized    Total                  Net asset
                  value at     Net       gain on    income from Distributions value at
                  beginning investment  investment  investment       to          end      Total
                  of period   income   transactions operations   unitholders  of period return(a)
               ----------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0502     $0.0001      $0.0503     $(0.0503)     $1.00     5.17%
1997-ILA
Administration
units...........     1.00     0.0488      0.0001       0.0489      (0.0489)      1.00     5.01
1997-ILA Service
units...........     1.00     0.0463      0.0001       0.0464      (0.0464)      1.00     4.75
1996-ILA units..     1.00     0.0496      0.0004       0.0500      (0.0500)      1.00     5.10
1996-ILA
Administration
units...........     1.00     0.0482      0.0004       0.0486      (0.0486)      1.00     4.95
1996-ILA Service
units...........     1.00     0.0456      0.0004       0.0460      (0.0460)      1.00     4.68
1995-ILA units..     1.00     0.0550      0.0006       0.0556      (0.0556)      1.00     5.70
1995-ILA
Administration
units...........     1.00     0.0534      0.0007       0.0541      (0.0540)      1.00     5.54
1995-ILA Service
units...........     1.00     0.0500      0.0005       0.0505      (0.0505)      1.00     5.28
1994-ILA units..     1.00     0.0397      0.0001       0.0398      (0.0398)      1.00     4.01
1994-ILA
Administration
units...........     1.00     0.0397      0.0001       0.0398      (0.0398)      1.00     3.85
1994-ILA Service
units...........     1.00     0.0371      0.0001       0.0372      (0.0372)      1.00     3.59
1993-ILA units..     1.00     0.0288      0.0006       0.0294      (0.0294)      1.00     2.98
1993-ILA
Administration
units...........     1.00     0.0273      0.0006       0.0279      (0.0279)      1.00     2.83
1993-ILA Service
units...........     1.00     0.0248      0.0006       0.0254      (0.0254)      1.00     2.57
1992-ILA units..     1.00     0.0338      0.0012       0.0350      (0.0350)      1.00     3.54
1992-ILA
Administration
units...........     1.00     0.0326      0.0012       0.0338      (0.0338)      1.00     3.38
1992-ILA Service
units...........     1.00     0.0275      0.0011       0.0286      (0.0286)      1.00     3.13
FOR THE PERIOD JANUARY 30, 1991 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
---------------------------------------------------------------------------------
1991-ILA units..     1.00     0.0486      0.0013       0.0499      (0.0499)      1.00     5.75(b)
1991-ILA
Administration
units (c).......     1.00     0.0210      0.0010       0.0220      (0.0220)      1.00     5.21(b)
1991-ILA Service
units (c).......     1.00     0.0473      0.0009       0.0482      (0.0482)      1.00     5.33(b)
                                                          Ratios assuming no
                                                         waiver of fees and no
                                                          expense limitations
                                                       -------------------------
                               Ratio of net    Net                  Ratio of net
                  Ratio of net  investment  assets at  Ratio of net  investment
                  expenses to   income to      end     expenses  to  income to
                  average net  average net  of period  average net  average net
                     assets       assets    (in 000's)    assets       assets
               ----------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.22%        5.02%     $330,241      0.42%        4.82%
1997-ILA
Administration
units...........      0.37         4.88        98,667      0.57         4.68
1997-ILA Service
units...........      0.62         4.63       295,404      0.82         4.43
1996-ILA units..      0.21         4.96       708,999      0.43         4.74
1996-ILA
Administration
units...........      0.36         4.82       137,706      0.58         4.60
1996-ILA Service
units...........      0.61         4.56       383,901      0.83         4.34
1995-ILA units..      0.21         5.50       586,294      0.44         5.27
1995-ILA
Administration
units...........      0.36         5.34        68,713      0.59         5.11
1995-ILA Service
units...........      0.61         5.00       123,254      0.84         4.77
1994-ILA units..      0.20         3.96       547,351      0.43         3.73
1994-ILA
Administration
units...........      0.35         3.97        64,388      0.58         3.74
1994-ILA Service
units...........      0.60         3.72        74,451      0.83         3.49
1993-ILA units..      0.20         2.88       456,411      0.44         2.64
1993-ILA
Administration
units...........      0.35         2.73        26,553      0.59         2.49
1993-ILA Service
units...........      0.60         2.48        34,014      0.84         2.24
1992-ILA units..      0.18         3.38       422,506      0.45         3.11
1992-ILA
Administration
units...........      0.33         3.26         6,915      0.60         2.99
1992-ILA Service
units...........      0.58         2.75        29,522      0.85         2.48
FOR THE PERIOD JANUARY 30, 1991 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
---------------------------------------------------------------------------------
1991-ILA units..      0.10(b)      5.28(b)    424,436      0.45(b)      4.93(b)
1991-ILA
Administration
units (c).......      0.25(b)      4.77(b)     17,649      0.60(b)      4.42(b)
1991-ILA Service
units (c).......      0.50(b)      5.13(b)      9,430      0.85(b)      4.78(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Administration and Service unit activity commenced during July and January of 1991, respectively.

------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Federal Portfolio
-------------------------------------------------------------------------------

                             Income from investment operations
                            -----------------------------------
                  Net asset            Net realized    Total                  Net asset
                  value at     Net       gain on    income from Distributions value at
                  beginning investment  investment  investment       to          end      Total
                  of period   income   transactions operations   unitholders  of period return(a)
              -----------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0526        --        $0.0526     $(0.0526)     $1.00     5.40%
1997-ILA
Administration
units...........     1.00     0.0511        --         0.0511      (0.0511)      1.00     5.24
1997-ILA Service
units...........     1.00     0.0483        --         0.0483      (0.0483)      1.00     4.98
1996-ILA units..     1.00     0.0513        --         0.0513      (0.0513)      1.00     5.24
1996-ILA
Administration
units...........     1.00     0.0498        --         0.0498      (0.0498)      1.00     5.09
1996-ILA Service
units...........     1.00     0.0473        --         0.0473      (0.0473)      1.00     4.83
1995-ILA units..     1.00     0.0569        --         0.0569      (0.0569)      1.00     5.83
1995-ILA
Administration
units...........     1.00     0.0550        --         0.0550      (0.0550)      1.00     5.67
1995-ILA Service
units...........     1.00     0.0522        --         0.0522      (0.0522)      1.00     5.41
1994-ILA units..     1.00     0.0407        --         0.0407      (0.0407)      1.00     4.11
1994-ILA
Administration
units...........     1.00     0.0388        --         0.0388      (0.0388)      1.00     3.95
1994-ILA Service
units...........     1.00     0.0392        --         0.0392      (0.0392)      1.00     3.69
1993-ILA units..     1.00     0.0296        --         0.0296      (0.0296)      1.00     3.00
1993-ILA
Administration
units...........     1.00     0.0281        --         0.0281      (0.0281)      1.00     2.84
1993-ILA Service
units (c).......     1.00     0.0157        --         0.0157      (0.0157)      1.00     2.56(b)
1992-ILA units..     1.00     0.0358        --         0.0358      (0.0358)      1.00     3.61
1992-ILA
Administration
units...........     1.00     0.0340        --         0.0340      (0.0340)      1.00     3.46
1991-ILA units..     1.00     0.0576        --         0.0576      (0.0576)      1.00     5.94
1991-ILA
Administration
units...........     1.00     0.0542        --         0.0542      (0.0542)      1.00     5.78
1991-ILA Service
units (c).......     1.00     0.0196        --         0.0196      (0.0196)      1.00     5.55(b)
1990-ILA units..     1.00     0.0772        --         0.0772      (0.0772)      1.00     8.06
1990-ILA
Administration
units (d).......     1.00     0.0205        --         0.0205      (0.0205)      1.00     7.39(b)
FOR THE PERIOD MAY 22, 1989 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
-----------------------------------------------------------------------------
1989-ILA units..     1.00     0.0516        --         0.0516      (0.0516)      1.00     7.62(b)
                                                          Ratios assuming no
                                                         waiver of fees and no
                                                          expense limitations
                                                       -------------------------
                               Ratio of net    Net                  Ratio of net
                  Ratio of net  investment  assets at  Ratio of net  investment
                  expenses to   income to      end     expenses  to  income to
                  average net  average net  of period  average net  average net
                     assets       assets    (in 000's)    assets       assets
              -----------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.27%        5.26%    $2,050,559     0.41%        5.12%
1997-ILA
Administration
units...........      0.42         5.11        530,001     0.56         4.97
1997-ILA Service
units...........      0.67         4.83         34,540     0.81         4.69
1996-ILA units..      0.26         5.13      2,303,677     0.43         4.96
1996-ILA
Administration
units...........      0.41         4.98        794,537     0.58         4.81
1996-ILA Service
units...........      0.66         4.73        192,416     0.83         4.56
1995-ILA units..      0.26         5.69      1,731,935     0.42         5.53
1995-ILA
Administration
units...........      0.41         5.50        516,917     0.57         5.34
1995-ILA Service
units...........      0.66         5.22        102,576     0.82         5.06
1994-ILA units..      0.25         4.07      1,625,567     0.42         3.90
1994-ILA
Administration
units...........      0.40         3.88        329,896     0.57         3.71
1994-ILA Service
units...........      0.65         3.92         15,539     0.82         3.75
1993-ILA units..      0.25         2.96      1,430,292     0.42         2.79
1993-ILA
Administration
units...........      0.40         2.81        362,401     0.57         2.64
1993-ILA Service
units (c).......      0.65(b)      2.54(b)       1,425     0.82(b)      2.37(b)
1992-ILA units..      0.25         3.58      1,600,989     0.42         3.41
1992-ILA
Administration
units...........      0.40         3.40        312,792     0.57         3.23
1991-ILA units..      0.25         5.76      1,656,232     0.42         5.59
1991-ILA
Administration
units...........      0.40         5.42        291,810     0.57         5.25
1991-ILA Service
units (c).......      0.65(b)      5.56(b)          --     0.82(b)      5.39(b)
1990-ILA units..      0.25         7.72      1,368,765     0.40         7.57
1990-ILA
Administration
units (d).......      0.40(b)      7.25(b)      90,748     0.55(b)      7.10(b)
FOR THE PERIOD MAY 22, 1989 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
-----------------------------------------------------------------------------
1989-ILA units..      0.19(b)      8.41(b)     455,230     0.40(b)      8.20(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)Annualized.
(c) ILA Service unit activity commenced during April of 1991; no shares were outstanding during the period from August 7, 1991 through May 15, 1993.
(d) ILA Administration unit activity commenced during September of 1990.

------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt Diversified Portfolio
-------------------------------------------------------------------------------

                             Income from investment operations
                            ------------------------------------
                  Net asset            Net realized     Total                   Net asset
                  value at     Net      gain (loss)  income from                value at
                  beginning investment on investment investment  Distributions     end      Total
                  of period   income   transactions  operations  to unitholders of period return(a)
            ---------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0333           --      $0.0333      $(0.0333)     $1.00     3.39%
1997-ILA
Administration
units...........     1.00     0.0316           --       0.0316       (0.0316)      1.00     3.23
1997-ILA Service
units...........     1.00     0.0297           --       0.0297       (0.0297)      1.00     2.97
1996-ILA units..     1.00     0.0320           --       0.0320       (0.0320)      1.00     3.25
1996-ILA
Administration
units...........     1.00     0.0306           --       0.0306       (0.0306)      1.00     3.09
1996-ILA Service
units...........     1.00     0.0279           --       0.0279       (0.0279)      1.00     2.84
1995-ILA units..     1.00     0.0365           --       0.0365       (0.0365)      1.00     3.72
1995-ILA
Administration
units...........     1.00     0.0351           --       0.0351       (0.0352)      1.00     3.57
1995-ILA Service
units...........     1.00     0.0324           --       0.0324       (0.0325)      1.00     3.31
1994-ILA units..     1.00     0.0264           --       0.0264       (0.0264)      1.00     2.71
1994-ILA
Administration
units...........     1.00     0.0250           --       0.0250       (0.0250)      1.00     2.55
1994-ILA Service
units...........     1.00     0.0220           --       0.0220       (0.0220)      1.00     2.30
1993-ILA units..     1.00     0.0222           --       0.0222       (0.0222)      1.00     2.25
1993-ILA
Administration
units...........     1.00     0.0207           --       0.0207       (0.0207)      1.00     2.09
1993-ILA Service
units...........     1.00     0.0183           --       0.0183       (0.0183)      1.00     1.84
1992-ILA units..     1.00     0.0277           --       0.0277       (0.0277)      1.00     2.82
1992-ILA
Administration
units...........     1.00     0.0266           --       0.0266       (0.0266)      1.00     2.67
1992-ILA Service
units...........     1.00     0.0243           --       0.0243       (0.0243)      1.00     2.41
1991-ILA units..     1.00     0.0424           --       0.0424       (0.0424)      1.00     4.33
1991-ILA
Administration
units...........     1.00     0.0406           --       0.0406       (0.0406)      1.00     4.17
1991-ILA Service
units...........     1.00     0.0386           --       0.0386       (0.0386)      1.00     3.91
1990-ILA units..     1.00     0.0550      (0.0001)      0.0549       (0.0549)      1.00     5.64
1990-ILA
Administration
units (c).......     1.00     0.0301           --       0.0301       (0.0300)      1.00     5.43(b)
1990-ILA Service
units (c).......     1.00     0.0259           --       0.0259       (0.0259)      1.00     5.17(b)
1989-ILA units..     1.00     0.0591      (0.0001)      0.0590       (0.0590)      1.00     6.07
1988-ILA units..     1.00     0.0487       0.0003       0.0490       (0.0490)      1.00     5.03
                                                       Ratios assuming no waiver
                                                        of fees and no expense
                                                              limitations
                                                       -------------------------
                               Ratio of net    Net                  Ratio of net
                  Ratio of net  investment  assets at  Ratio of net  investment
                  expenses to   income to     end of   expenses to   income to
                  average net  average net    period   average net  average net
                     assets       assets    (in 000's)    assets       assets
            ---------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.32%        3.33%    $1,479,486     0.41%        3.24%
1997-ILA
Administration
units...........      0.47         3.16         27,967     0.56         3.07
1997-ILA Service
units...........      0.72         2.97         30,513     0.81         2.88
1996-ILA units..      0.31         3.20      1,514,443     0.41         3.10
1996-ILA
Administration
units...........      0.46         3.06         59,097     0.56         2.96
1996-ILA Service
units...........      0.71         2.79         28,921     0.81         2.69
1995-ILA units..      0.31         3.65      1,342,585     0.42         3.54
1995-ILA
Administration
units...........      0.46         3.51         48,773     0.57         3.40
1995-ILA Service
units...........      0.71         3.24         49,647     0.82         3.13
1994-ILA units..      0.30         2.64      1,434,965     0.41         2.53
1994-ILA
Administration
units...........      0.45         2.50         97,778     0.56         2.39
1994-ILA Service
units...........      0.70         2.20         36,492     0.81         2.09
1993-ILA units..      0.30         2.22      1,769,477     0.41         2.11
1993-ILA
Administration
units...........      0.45         2.08         99,896     0.56         1.97
1993-ILA Service
units...........      0.70         1.83         45,172     0.81         1.72
1992-ILA units..      0.30         2.77      1,333,925     0.42         2.65
1992-ILA
Administration
units...........      0.45         2.66         50,225     0.57         2.54
1992-ILA Service
units...........      0.70         2.43         29,534     0.82         2.31
1991-ILA units..      0.32         4.24      1,044,986     0.42         4.14
1991-ILA
Administration
units...........      0.47         4.06         37,567     0.57         3.96
1991-ILA Service
units...........      0.72         3.86         52,399     0.82         3.76
1990-ILA units..      0.40         5.50        603,895     0.40         5.50
1990-ILA
Administration
units (c).......      0.55(b)      5.40(b)      42,498     0.55(b)      5.40(b)
1990-ILA Service
units (c).......      0.80(b)      5.16(b)      56,810     0.80(b)      5.16(b)
1989-ILA units..      0.40         5.91        688,556     0.40         5.91
1988-ILA units..      0.40         4.87        907,782     0.40         4.87

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Administration and Service unit activity commenced during June and July of 1990, respectively.

------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt California Portfolio
-------------------------------------------------------------------------------

                             Income from investment operations
                            ------------------------------------
                  Net asset            Net realized     Total                   Net asset
                  value at     Net      gain (loss)  income from                value at
                  beginning investment on investment investment  Distributions     end      Total
                  of period   income   transactions  operations  to unitholders of period return(a)
              -------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0310           --      $0.0310      $(0.0310)     $1.00     3.15%
1997-ILA
Administration
units...........     1.00     0.0298           --       0.0298       (0.0301)      1.00     3.00
1997-ILA Service
units (d).......     1.00     0.0085           --       0.0085       (0.0080)      1.00     2.87(b)
1996-ILA units..     1.00     0.0299           --       0.0299       (0.0299)      1.00     3.03
1996-ILA
Administration
units...........     1.00     0.0284           --       0.0284       (0.0284)      1.00     2.88
1995-ILA units..     1.00     0.0349           --       0.0349       (0.0350)      1.00     3.55
1995-ILA
Administration
units...........     1.00     0.0332           --       0.0332       (0.0332)      1.00     3.40
1994-ILA units..     1.00     0.0250           --       0.0250       (0.0250)      1.00     2.53
1994-ILA
Administration
units...........     1.00     0.0233           --       0.0233       (0.0233)      1.00     2.37
1993-ILA units..     1.00     0.0206           --       0.0206       (0.0206)      1.00     2.09
1993-ILA
Administration
units...........     1.00     0.0191           --       0.0191       (0.0191)      1.00     1.93
1993-ILA Service
units...........     1.00     0.0166           --       0.0166       (0.0166)      1.00     1.68
1992-ILA units..     1.00     0.0256      (0.0001)      0.0255       (0.0256)      1.00     2.62
1992-ILA
Administration
units...........     1.00     0.0235      (0.0002)      0.0233       (0.0235)      1.00     2.47
1992-ILA Service
units (c).......     1.00     0.0081           --       0.0081       (0.0081)      1.00     1.99(b)
1991-ILA units..     1.00     0.0388           --       0.0388       (0.0388)      1.00     3.92
1991-ILA
Administration
units...........     1.00     0.0376           --       0.0376       (0.0376)      1.00     3.80
1990-ILA units..     1.00     0.0511      (0.0001)      0.0510       (0.0511)      1.00     5.24
1990-ILA
Administration
units (c).......     1.00     0.0042           --       0.0042       (0.0042)      1.00     5.14(b)
1989-ILA units..     1.00     0.0573      (0.0001)      0.0572       (0.0572)      1.00     5.93
FOR THE PERIOD OCTOBER 3, 1988 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
--------------------------------------------------------------------------------
1988-ILA units..     1.00     0.0139           --       0.0139       (0.0139)      1.00     5.81(b)
                                                       Ratios assuming no waiver
                                                        of fees and no expense
                                                              limitations
                                                       -------------------------
                               Ratio of net    Net                  Ratio of net
                  Ratio of net  investment  assets at  Ratio of net  investment
                  expenses to   income to     end of   expenses to   income to
                  average net  average net    period   average net  average net
                     assets       assets    (in 000's)    assets       assets
              -------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.42%        3.10%     $591,003      0.42%        3.10%
1997-ILA
Administration
units...........      0.57         2.98           360      0.57         2.98
1997-ILA Service
units (d).......      0.82(b)      2.90(b)          2      0.82(b)      2.90(b)
1996-ILA units..      0.41         2.99       440,476      0.42         2.98
1996-ILA
Administration
units...........      0.56         2.84           142      0.57         2.83
1995-ILA units..      0.41         3.49       346,728      0.41         3.49
1995-ILA
Administration
units...........      0.56         3.32            61      0.56         3.32
1994-ILA units..      0.40         2.50       227,399      0.41         2.49
1994-ILA
Administration
units...........      0.55         2.33           790      0.56         2.32
1993-ILA units..      0.40         2.06       229,839      0.44         2.02
1993-ILA
Administration
units...........      0.55         1.91         1,425      0.59         1.87
1993-ILA Service
units...........      0.76         1.66            --      0.84         1.54
1992-ILA units..      0.40         2.56       161,868      0.47         2.49
1992-ILA
Administration
units...........      0.55         2.35            31      0.62         2.28
1992-ILA Service
units (c).......      0.80(b)      2.03(b)          3      0.87(b)      1.96(b)
1991-ILA units..      0.40         3.88       102,494      0.47         3.81
1991-ILA
Administration
units...........      0.55         3.76            13      0.62         3.69
1990-ILA units..      0.40         5.11       106,972      0.40         5.11
1990-ILA
Administration
units (c).......      0.55(b)      5.33(b)         68      0.55(b)      5.33(b)
1989-ILA units..      0.40         5.73       112,463      0.40         5.73
FOR THE PERIOD OCTOBER 3, 1988 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
--------------------------------------------------------------------------------
1988-ILA units..      0.24(b)      5.74(b)     41,028      0.38(b)      5.60(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Administration and Service unit activity commenced during December of 1990 and August of 1992, respectively. No service shares were outstanding for the years ended December 31, 1994, 1995 and 1996.
(d) ILA Service unit activity re-commenced during September of 1997.

------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Institutional Liquid Assets
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Tax-Exempt New York Portfolio
-------------------------------------------------------------------------------

                             Income from investment operations
                            ------------------------------------
                  Net asset            Net realized     Total                   Net asset
                  value at     Net      gain (loss)  income from                value at
                  beginning investment on investment investment  Distributions     end      Total
                  of period   income   transactions  operations  to unitholders of period return(a)
              -------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..    $1.00    $0.0325           --      $0.0325      $(0.0325)     $1.00     3.29%
1997-ILA
Administration
units...........     1.00     0.0310           --       0.0310       (0.0310)      1.00     3.14
1997-ILA Service
units(c)........     1.00     0.0089           --       0.0089       (0.0089)      1.00     3.02(b)
1996-ILA units..     1.00     0.0301           --       0.0301       (0.0301)      1.00     3.05
1996-ILA
Administration
units...........     1.00     0.0288           --       0.0288       (0.0288)      1.00     2.90
1995-ILA units..     1.00     0.0344           --       0.0344       (0.0344)      1.00     3.51
1995-ILA
Administration
units...........     1.00     0.0328           --       0.0328       (0.0328)      1.00     3.35
1994-ILA units..     1.00     0.0262           --       0.0262       (0.0262)      1.00     2.56
1994-ILA
Administration
units...........     1.00     0.0247           --       0.0247       (0.0247)      1.00     2.41
1993-ILA units..     1.00     0.0221           --       0.0221       (0.0221)      1.00     2.21
1993-ILA
Administration
units...........     1.00     0.0205           --       0.0205       (0.0205)      1.00     2.05
1992-ILA units..     1.00     0.0265           --       0.0265       (0.0265)      1.00     2.71
1992-ILA
Administration
units...........     1.00     0.0253           --       0.0253       (0.0253)      1.00     2.55
FOR THE PERIOD FEBRUARY 15, 1991 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
----------------------------------------------------------------------------------
1991-ILA units..     1.00     0.0347      (0.0002)      0.0345       (0.0347)      1.00     4.02(b)
1991-ILA
Administration
units (c).......     1.00     0.0330           --       0.0330       (0.0330)      1.00     3.87(b)
                                                          Ratios assuming no
                                                         waiver of fees and no
                                                          expense limitations
                                                       -------------------------
                               Ratio of net    Net       Ratio of   Ratio of net
                  Ratio of net  investment  assets at      net       investment
                  expenses to   income to      end     expenses  to  income to
                  average net  average net  of period  average net  average net
                     assets       assets    (in 000's)    assets       assets
              -------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1997-ILA units..      0.33%        3.24%     $102,887      0.43%        3.14%
1997-ILA
Administration
units...........      0.48         3.09        31,993      0.58         2.99
1997-ILA Service
units(c)........      0.73(b)      3.04(b)          2      0.83(b)      2.94(b)
1996-ILA units..      0.32         3.01        70,175      0.43         2.90
1996-ILA
Administration
units...........      0.47         2.88        44,319      0.58         2.77
1995-ILA units..      0.30         3.44        90,537      0.44         3.30
1995-ILA
Administration
units...........      0.45         3.28        26,724      0.59         3.14
1994-ILA units..      0.24         2.62        84,517      0.47         2.39
1994-ILA
Administration
units...........      0.39         2.47        38,970      0.62         2.24
1993-ILA units..      0.10         2.21        48,367      0.51         1.80
1993-ILA
Administration
units...........      0.25         2.05        20,306      0.66         1.64
1992-ILA units..      0.10         2.65        16,844      0.57         2.18
1992-ILA
Administration
units...........      0.25         2.53        14,641      0.72         2.06
FOR THE PERIOD FEBRUARY 15, 1991 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31,
----------------------------------------------------------------------------------
1991-ILA units..      0.10(b)      3.96(b)     11,070      0.76(b)      3.30(b)
1991-ILA
Administration
units (c).......      0.25(b)      3.90(b)     19,198      0.91(b)      3.24(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) ILA Administration and Service unit activity commenced during February of 1991 and September of 1997, respectively.

------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
---------------------------------------  ---------------------------------------
To the Unitholders and Board of Trustees of the Goldman Sachs Trust-- Institutional Liquid Assets:

 We have audited the accompanying statements of assets and liabilities of Goldman Sachs Trust--Institutional Liquid Assets (a Delaware business trust comprising the Prime Obligations, Money Market, Government, Treasury Obligations, Treasury Instruments, Federal, Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York Portfolios), including the statements of investments as of December 31, 1997, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Goldman Sachs Trust-- Institutional Liquid Assets as of December 31, 1997, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             Arthur Andersen LLP

Boston, Massachusetts
February 12, 1998

               VOTING RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

  The proposals described below were submitted to a vote of unitholders of Goldman Sachs Institutional Liquid Assets Portfolios (the "Trust") at a Special Meeting of Unitholders held on April 1, 1997 and reconvened on April 24, 1997 (the "Meeting"):

--------------------------------------------------------------------------------
PROPOSAL NO. 1--ELECTION OF TRUSTEES:

--------------------------------------------------------------------------------
  At the Meeting, Ashok Bakhru, David B. Ford, Douglas Grip, John McNulty, Mary McPherson, Richard Strubel, Alan Shuch, Jackson Smart and William Springer were elected to the Trust's Board of Trustees. In electing trustees, the Trust's unitholders voted as follows:(/1/)

  DIRECTOR                 FOR         AGAINST     ABSTAIN     BROKER NON-VOTES
  --------          ------------------ ------- --------------- ----------------
Ashok Bakhru....... 13,198,134,650.489     0   317,290,085.860         0
David B. Ford...... 13,196,882,310.419     0   318,542,425.630         0
Douglas Grip....... 13,198,421,139.119     0   317,003,596.930         0
John McNulty....... 13,192,692,508.499     0   322,752,227.550         0
Mary McPherson..... 13,198,375,102.859     0   317,049,663.190         0
Alan Shuch......... 13,196,888,161.369     0   318,536,574.680         0
Jackson Smart...... 13,186,250,475.539     0   329,174,260.510         0
William Springer... 13,186,378,105.759     0   329,046,630.290         0
Richard Strubel.... 13,198,268,677.579     0   317,155,058.470         0

--------------------------------------------------------------------------------
PROPOSAL NO. 2--RATIFICATION OF THE SELECTION OF ARTHUR ANDERSEN LLP AS THE
              COMPANY'S INDEPENDENT ACCOUNTANTS FOR THE FISCAL YEAR ENDING DECEMBER, 31, 1997:

--------------------------------------------------------------------------------

  At the Meeting, the Trust's unitholders approved Proposal No. 2 as follows:(/1/)

       FOR                AGAINST               ABSTAIN           BROKER NON-VOTES
       ---             --------------       ---------------       ----------------
12,740,448,563.959     86,008,900.390       688,967,266.700               0

--------------------------------------------------------------------------------
PROPOSAL NO. 4(B)--APPROVAL OF AN AMENDMENT TO THE TRUST'S DECLARATION OF TRUST
                TO PERMIT INVESTMENT OF EACH FUND'S ASSETS IN ANOTHER OPEN-END INVESTMENT COMPANY:

--------------------------------------------------------------------------------

  At the Meeting, the Trust's unitholders approved Proposal No. 4(B) as follows:(/1/)

       FOR                 AGAINST               ABSTAIN           BROKER NON-VOTES
       ---             ---------------       ---------------       ----------------
11,979,828,027.249     666,114,085.840       869,482,622.960               0

--------------------------------------------------------------------------------
PROPOSAL NO. 3--APPROVAL OF AN AGREEMENT AND PLAN OF REORGANIZATION PURSUANT TO
              WHICH EACH PORTFOLIO OF THE TRUST WILL BE REORGANIZED AS A SERIES OF THE GOLDMAN SACHS TRUST, A DELAWARE BUSINESS TRUST:

--------------------------------------------------------------------------------

  At the Meeting, the unitholders of each of the Trust's portfolios (each, a "Fund" and collectively, the "Funds") approved Proposal No. 3 as follows:

  FUND                           FOR            AGAINST         ABSTAIN     BROKER NON-VOTES
  ----                    ----------------- --------------- --------------- ----------------
Prime Obligations.......    712,565,921.869     242,943.290  25,505,695.170         0
Money Market............    516,823,831.590   6,970,819.070  24,410,496.820         0
Government..............    334,703,511.900 123,461,589.610   1,839,434.100         0
Treasury Obligations....    468,748,245.020      52,349.040  42,433,478.980         0
Treasury Instruments....    651,998,108.070  65,348,426.590   5,827,507.150         0
Federal.................  1,726,207,313.730   7,203,981.770  54,770,148.540         0
Tax-Exempt Diversified..    668,379,114.130  16,024,005.530 109,560,527.870         0
Tax-Exempt California...    208,489,888.900       5,523.230  14,115,586.820         0
Tax-Exempt New York.....     55,095,994.960     195,516.090   7,800,334.690         0

--------------------------------------------------------------------------------
PROPOSAL NO. 4--APPROVAL OF AN AMENDMENT TO EACH FUND'S FUNDAMENTAL INVESTMENT
              RESTRICTIONS TO PERMIT EACH FUND TO INVEST SUBSTANTIALLY ALL OF ITS ASSETS IN ANOTHER OPEN-END INVESTMENT COMPANY:

--------------------------------------------------------------------------------

  At the Meeting, the unitholders of each Fund approved Proposal No. 4 as follows:

  FUND                           FOR           AGAINST         ABSTAIN     BROKER NON-VOTES
  ----                    ----------------- -------------- --------------- ----------------
Prime Obligations.......    647,870,547.009 59,650,745.650  30,793,267.670         0
Money Market............    511,963,094.500 10,565,134.560  25,676,918.420         0
Government..............    400,141,597.240 58,041,127.440   1,821,810.930         0
Treasury Obligations....    436,391,496.290  5,008,378.970  69,834,197.780         0
Treasury Instruments....    651,998,108.070 65,348,426.590   5,827,507.150         0
Federal.................  1,722,092,130.160 15,994,193.540  50,095,120.340         0
Tax-Exempt Diversified..    660,773,671.500 23,733,454.350 109,456,521.680         0
Tax-Exempt California...    203,615,442.560  4,607,172.950  14,388,383.440         0
Tax-Exempt New York.....     54,956,961.700    575,338.300   7,559,545.740         0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(A)--APPROVAL OF AN AMENDMENT TO EACH FUND'S FUNDAMENTAL
                INVESTMENT RESTRICTIONS RELATING TO ISSUER DIVERSIFICATION:

--------------------------------------------------------------------------------

  At the Meeting, the unitholders of each Fund approved Proposal No. 5(A) as follows:

  FUND                           FOR           AGAINST         ABSTAIN     BROKER NON-VOTES
  ----                    ----------------- -------------- --------------- ----------------
Prime Obligations.......    663,362,748.369 44,081,414.130  30,870,397.830         0
Money Market............    514,239,550.690  9,059,065.940  24,906,530.850         0
Government..............    389,415,820.100 68,527,347.690   2,061,367.820         0
Treasury Obligations....    463,827,823.350  5,008,378.970  42,397,870.720         0
Treasury Instruments....    665,723,563.120 51,622,971.540   5,827,507.150         0
Federal.................  1,728,433,466.310  9,475,231.770  50,272,745.960         0
Tax-Exempt Diversified..    667,406,339.950 16,862,490.800 109,694,816.780         0
Tax-Exempt California...    208,174,431.280  1,076,891.910  13,359,675.760         0
Tax-Exempt New York.....     55,150,009.260              0   7,941,836.480         0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(B)--APPROVAL OF AN AMENDMENT TO EACH FUND'S FUNDAMENTAL
                INVESTMENT RESTRICTIONS RELATING TO BORROWING, MARGIN PURCHASES AND PLEDGING ASSETS:

--------------------------------------------------------------------------------

  At the Meeting, the unitholders of each Fund approved Proposal No. 5(B) as follows:

  FUND                           FOR            AGAINST         ABSTAIN     BROKER NON-VOTES
  ----                    ----------------- --------------- --------------- ----------------
Prime Obligations.......    651,887,355.399  55,504,550.190  30,922,654.740         0
Money Market............    492,734,444.380   9,700,670.670  45,770,032.430         0
Government..............    322,830,104.650  69,348,909.140  67,825,521.820         0
Treasury Obligations....    463,621,255.690   5,214,946.630  42,397,870.720         0
Treasury Instruments....    613,391,610.620 109,262,637.520     519,793.670         0
Federal.................  1,688,341,705.150  34,314,305.930  65,525,432.960         0
Tax-Exempt Diversified..    595,302,477.970  88,094,689.320 110,566,480.240         0
Tax-Exempt California...    205,716,433.050   2,873,454.090  14,021,111.810         0
Tax-Exempt New York.....     55,056,709.090      93,300.170   7,941,836.480         0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(C)--APPROVAL OF AN AMENDMENT TO EACH FUND'S FUNDAMENTAL
                INVESTMENT RESTRICTIONS RELATING TO UNDERWRITING:

--------------------------------------------------------------------------------

  At the Meeting, the unitholders of each Fund approved Proposal No. 5(C) as follows:

  FUND                           FOR           AGAINST         ABSTAIN     BROKER NON-VOTES
  ----                    ----------------- -------------- --------------- ----------------
Prime Obligations.......    663,326,119.079 44,063,126.200  30,925,315.050         0
Money Market............    508,616,005.340  9,059,065.940  30,530,076.200         0
Government..............    323,233,872.990 68,824,654.510  67,946,008.110         0
Treasury Obligations....    468,060,179.510    606,867.450  42,567,026.080         0
Treasury Instruments....    632,424,779.150 51,622,971.540  39,126,291.120         0
Federal.................  1,721,111,336.850  5,645,294.300  61,424,812.890         0
Tax-Exempt Diversified..    661,349,711.030 22,401,707.950 110,212,228.550         0
Tax-Exempt California...    206,245,319.340  1,015,093.840  15,350,585.770         0
Tax-Exempt New York.....     55,150,009.260              0   7,941,836.480         0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(D)--APPROVAL OF AN AMENDMENT TO EACH FUND'S FUNDAMENTAL
                INVESTMENT
                RESTRICTIONS RELATING TO INVESTMENTS IN REAL ESTATE, OIL AND
                                GAS:

--------------------------------------------------------------------------------

  At the Meeting, the unitholders of each Fund approved Proposal No. 5(D) as follows:

  FUND                           FOR           AGAINST         ABSTAIN     BROKER NON-VOTES
  ----                    ----------------- -------------- --------------- ----------------
Prime Obligations.......    640,385,552.729 66,995,565.360  30,933,442.240         0
Money Market............    508,443,121.040  9,243,481.870  30,518,544.570         0
Government..............    322,664,193.140 69,164,900.990  68,175,441.480         0
Treasury Obligations....    436,391,496.290 32,275,550.670  42,567,026.080         0
Treasury Instruments....    623,254,542.890 56,930,685.020  42,988,813.900         0
Federal.................  1,697,204,506.430 29,337,113.840  61,639,823.770         0
Tax-Exempt Diversified..    659,879,346.410 23,873,811.490 110,210,489.630         0
Tax-Exempt California...    206,410,527.450  1,675,179.170  14,525,292.330         0
Tax-Exempt New York.....     53,382,698.610  1,767,310.650   7,941,836.480         0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(E)--APPROVAL OF AN AMENDMENT TO EACH FUND'S FUNDAMENTAL
                INVESTMENT RESTRICTIONS RELATING TO INVESTMENTS IN COMMODITIES:

--------------------------------------------------------------------------------

  At the Meeting, the unitholders of each Fund approved Proposal No. 5(E) as follows:

  FUND                           FOR           AGAINST         ABSTAIN     BROKER NON-VOTES
  ----                    ----------------- -------------- --------------- ----------------
Prime Obligations.......    662,306,969.869 45,127,069.290  30,880,521.170         0
Money Market............    486,910,529.510 31,086,343.760  30,208,274.210         0
Government..............    322,759,975.990 69,323,646.950  67,920,912.670         0
Treasury Obligations....    436,560,651.650 32,275,550.670  42,397,870.720         0
Treasury Instruments....    623,254,542.890 51,622,971.540  48,296,527.380         0
Federal.................  1,712,077,298.400 14,464,321.870  61,639,823.770         0
Tax-Exempt Diversified..    664,706,879.770 18,456,351.640 110,800,416.120         0
Tax-Exempt California...    206,291,830.450  3,022,235.750  13,296,932.750         0
Tax-Exempt New York.....     55,056,709.090     93,300.170   7,941,836.480         0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(F)--APPROVAL OF AN AMENDMENT TO EACH FUND'S FUNDAMENTAL
                INVESTMENT RESTRICTIONS RELATING TO THE ISSUANCE OF SENIOR
                SECURITIES:

--------------------------------------------------------------------------------

  At the Meeting, the unitholders of each Fund approved Proposal No. 5(F) as follows:

  FUND                           FOR           AGAINST         ABSTAIN     BROKER NON-VOTES
  ----                    ----------------- -------------- --------------- ----------------
Prime Obligations.......    666,760,538.409 40,610,456.340  30,943,565.580         0
Money Market............    508,256,805.590  9,647,467.020  30,300,874.870         0
Government..............    319,497,687.690 68,601,458.610  71,905,389.310         0
Treasury Obligations....    464,244,863.920  4,591,338.400  42,397,870.720         0
Treasury Instruments....    636,979,997.940 51,622,971.540  34,571,072.330         0
Federal.................  1,655,884,823.010 54,542,671.620  77,753,949.410         0
Tax-Exempt Diversified..    661,636,399.680 22,134,203.520 110,193,044.330         0
Tax-Exempt California...    207,652,033.350  1,157,408.330  13,801,557.270         0
Tax-Exempt New York.....     55,150,009.260              0   7,941,836.480         0

--------------------------------------------------------------------------------

PROPOSAL NO. 5(G)--APPROVAL OF AN AMENDMENT TO EACH FUND'S FUNDAMENTAL
              INVESTMENT
                RESTRICTIONS RELATING TO SHORT SALES OF SECURITIES:

--------------------------------------------------------------------------------

  At the Meeting, the unitholders of each Fund approved Proposal No. 5(G) as follows:

  FUND                           FOR           AGAINST         ABSTAIN     BROKER NON-VOTES
  ----                    ----------------- -------------- --------------- ----------------
Prime Obligations.......    633,661,812.479 73,785,010.330  30,867,737.520         0
Money Market............    470,662,407.590 30,994,535.020  46,548,204.870         0
Government..............    318,784,978.900 69,397,554.330  71,822,002.380         0
Treasury Obligations....    436,184,928.630 32,651,273.690  42,397,870.720         0
Treasury Instruments....    665,723,563.120 51,622,971.540   5,827,507.150         0
Federal.................  1,640,265,983.120 64,442,160.340  83,473,300.580         0
Tax-Exempt Diversified..    600,755,583.190 82,493,105.650 110,714,958.690         0
Tax-Exempt California...    205,507,408.730  3,302,032.950  13,801,557.270         0
Tax-Exempt New York.....     53,465,471.480  1,684,537.780   7,941,836.480         0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(H)--APPROVAL OF AN AMENDMENT TO EACH FUND'S FUNDAMENTAL
              INVESTMENT
                RESTRICTIONS RELATING TO INVESTMENTS IN OPTIONS:

--------------------------------------------------------------------------------

  At the Meeting, the unitholders of each Fund approved Proposal No. 5(H) as follows:

  FUND                           FOR           AGAINST         ABSTAIN     BROKER NON-VOTES
  ----                    ----------------- -------------- --------------- ----------------
Prime Obligations.......    665,972,905.509 41,473,917.300  30,867,737.520         0
Money Market............    486,107,497.980 30,982,828.190  31,114,821.310         0
Government..............    318,888,036.380 69,035,878.400  72,080,620.830         0
Treasury Obligations....    436,560,651.650 32,275,550.670  42,397,870.720         0
Treasury Instruments....    665,723,563.120 51,622,971.540   5,827,507.150         0
Federal.................  1,654,139,453.480 55,955,350.840  78,086,639.720         0
Tax-Exempt Diversified..    650,093,862.920 33,129,570.460 110,740,214.150         0
Tax-Exempt California...    204,847,324.400  3,962,117.280  13,801,557.270         0
Tax-Exempt New York.....     53,382,698.610  1,767,310.650   7,941,836.480         0

--------------------------------------------------------------------------------
PROPOSAL NO. 5(I)--APPROVAL OF AN AMENDMENT TO EACH FUND'S FUNDAMENTAL
                INVESTMENT RESTRICTIONS RELATING TO EXERCISE CONTROL:

--------------------------------------------------------------------------------

  At the Meeting, the unitholders of each Fund approved Proposal No. 5(I) as follows:

  FUND                           FOR           AGAINST         ABSTAIN     BROKER NON-VOTES
  ----                    ----------------- -------------- --------------- ----------------
Prime Obligations.......    641,214,201.709 66,222,497.760  30,877,860.860         0
Money Market............    507,763,441.520  9,326,123.520  31,115,582.440         0
Government..............    319,387,893.800 68,568,127.330  72,048,514.480         0
Treasury Obligations....    464,244,863.920  4,591,338.400  42,397,870.720         0
Treasury Instruments....    651,998,108.070 65,348,426.590   5,827,507.150         0
Federal.................  1,702,540,158.730  7,894,110.110  77,747,175.200         0
Tax-Exempt Diversified..    661,147,907.340 22,893,587.050 109,922,153.140         0
Tax-Exempt California...    206,410,855.230  2,331,265.150  13,868,878.570         0
Tax-Exempt New York.....     53,465,471.480  1,684,537.780   7,941,836.480         0

--------------------------------------------------------------------------------
PROPOSAL NO. 6--APPROVAL OF A CHANGE IN THE FUNDAMENTAL INVESTMENT POLICIES OF
              THE TAX-EXEMPT DIVERSIFIED, TAX-EXEMPT CALIFORNIA AND TAX-EXEMPT NEW YORK PORTFOLIOS:

--------------------------------------------------------------------------------

  At the Meeting, the unitholders of each Fund approved Proposal No. 6 as follows:

  FUND                          FOR          AGAINST         ABSTAIN     BROKER NON-VOTES
  ----                    --------------- -------------- --------------- ----------------
Tax-Exempt Diversified..  667,228,981.130 16,402,187.130 110,332,479.270         0
Tax-Exempt California...  209,206,940.510              0  13,404,058.440         0
Tax-Exempt New York.....   53,696,767.540    139,033.260   9,256,044.940         0

(1) The voting results for proposal No. 1, 2 and 4(B) reflect the vote of the unitholders of the Trust and the unitholders of Goldman Sachs Financial Square Funds.

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                                       51

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--------------------------------------------------------------------------------
This Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Trust--Money Market Funds, Institutional Liquid Assets Prospectus which contains facts concerning each Fund's objectives and policies, management, expenses and other information.

--------------------------------------------------------------------------------

TRUSTEES

Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
John P. McNulty
Mary P. McPherson
Alan. A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard P. Strubel


OFFICERS

Douglas C. Grip, President
James A. Fitzpatrick, Vice President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Scott M. Gilman, Treasurer
John M. Perlowski, Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary

GOLDMAN SACHS

Investment Adviser,
Distributor and Transfer Agent

                                                                    Goldman
                                                                    Sachs
                              Goldman Sachs Funds
                        One New York Plaza, 41st Floor
                              New York, NY 10004